   As Filed With The Securities And Exchange Commission On October 31, 1997

                                                     Registration Nos. 333-15555
                                                                       811-07911

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 -------------
                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         __X__

 Pre-Effective Amendment No. ____

 Post-Effective Amendment No. __1__

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 __X__

 Amendment No. __3__

                            PROVIDIAN SERIES TRUST
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)


                             400 West Market Street
                          Louisville, Kentucky 40202
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)


                                (502) 560-2000
--------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)


                         Kimberly A. Scouller, Esquire
                             Providian Corporation
                            400 West Market Street
                          Louisville, Kentucky 40202
--------------------------------------------------------------------------------
              (Name and Address of Agent for Service of Process)


                                  Copies to:
                           Michael Berenson, Esquire
                            Ann B. Furman, Esquire
                      Jorden Burt Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                            Washington, D.C. 20007

--------------------------------------------------------------------------------
                 Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b)
[ ]  On                      , pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On                      , pursuant to paragraph (a)(1)
[ ]  70 days after filing pursuant to paragraph (a)(2)
[ ]  On                      , pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            PROVIDIAN SERIES TRUST
                      Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

 .    Cover Sheet

 .    Contents of Registration Statement

 .    Cross Reference Sheet

 .    Part A -  Prospectus for High Quality Stock Fund, Fixed Income Fund,
               International Active Fund, and Money Market Fund

               Prospectus for Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Maximum Appreciation Portfolio, and Money Market Fund

 .    Part B -  Statement of Additional Information for High Quality Stock Fund,
               Fixed Income Fund, International Active Fund, and Money Market
               Fund

               Statement of Additional Information for Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Maximum Appreciation Portfolio, and Money Market Fund

 .    Part C -  Other Information

 .    Signature Pages

                            PROVIDIAN SERIES TRUST

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET


    N-1A                                              Location in
    Item No.                                          Registration Statement
    --------                                          ----------------------
                  Part A: Information Required In Prospectus
                  ------------------------------------------

1.  Cover Page                                         Cover Page

2.  Synopsis                                           Not Applicable

3.  Condensed Financial Information                    Financial Highlights

4.  General Description of Registrant                  Summary

5.  Management of the Fund                             Management

6.  Capital Stock and Other Securities                 Investment Objectives and Policies
                                                       of the Funds

7.  Purchase of Securities Being Offered               Purchase and Redemption of
                                                       Shares

8.  Redemption of Repurchase                           Purchase and Redemption of
                                                       Shares

9.  Pending Legal Proceedings                          Not Applicable

                        Part B: Information Required In
                      Statement of Additional Information
                      -----------------------------------
10. Cover Page                                         Cover Page

11. Table of Contents                                  Cover Page

12. General Information and History                    General Information

13. Investment Objectives and Policies                 Investment Policies

14. Management of the Registrant                       Management

15. Control Persons and Holders of Securities          Not Applicable

16. Investment Advisory and Other Services             Management

17. Brokerage Allocation                               Portfolio Turnover and Securities
                                                       Transactions

18. Capital Stock and Other Securities                 General Information


     N-1A                                              Location in
     Item No.                                          Registration Statement
     --------                                          ----------------------
19.  Purchase, Redemption and Pricing of               Net Asset Values of Shares
     Securities Being Offered                          of the Funds

20.  Tax Status                                        Taxes

21.  Underwriters                                      Not Applicable

22.  Calculation of Performance Data                   Investment Performance

23.  Financial Statements                              Financial Statements

                           Part C: Other Information
24.  Financial Statements and Exhibits                 Financial Statements and Exhibits

25.  Persons Controlled by or Under Common Control     Persons Controlled by or Under
                                                       Common Control

26.  Number of Holders of Securities                   Number of Holders of Securities

27.  Indemnification                                   Indemnification

28.  Business and Other Connections                    Business and Other Connections
     of Investment Adviser                             of Investment Adviser

29.  Principal Underwriters                            Not Applicable

30.  Location of Accounts and Records                  Location of Accounts and Records

31.  Management Services                               Management Services

32.  Undertakings                                      Undertakings

The purpose of this filing is to comply with an undertaking pursuant to Item 32(b) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement with respect to Providian Series Trust. The Prospectuses, both dated May 1, 1997, are incorporated into Part A by reference to the Registration Statement.

                            PROVIDIAN SERIES TRUST
                       Supplement Dated October 31, 1997
                        To Prospectus Dated May 1, 1997
     High Quality Stock Fund, Fixed Income Fund, International Active Fund
                      and Money Market Fund (the "Funds")

                             FINANCIAL HIGHLIGHTS
     The following table of "Financial Highlights" relating to the Funds supplements information contained in the Prospectus dated May 1, 1997 and is from the Funds' unaudited Financial Statements dated September 30, 1997.

                                                                                     Fixed         International       Money
                                                                                     Income            Active          Market
                                                                                      Fund              Fund            Fund
Net asset value, beginning of period............................................       $10.00             $10.00          $1.00
                                                                                   ----------        -----------     ----------
Income from investment operations:

Net investment income (1).......................................................         0.21               0.07           0.02

Net realized and unrealized gain on investments.................................         0.17               0.14             --
                                                                                   ----------        -----------     ----------
Total from investment operations................................................         0.38               0.21           0.02
                                                                                   ----------        -----------     ----------
Less Distributions:

Distributions from net investment income........................................           --                 --          (0.02)
                                                                                   ==========        ===========     ==========
Total distributions.............................................................           --                 --          (0.02)
                                                                                   ==========        ===========     ==========
Net asset value, end of period..................................................       $10.38             $10.21          $1.00
                                                                                   ==========        ===========     ==========
Total Return (2)................................................................         3.80%              2.10%          2.00%
                                                                                   ==========        ===========     ==========
Ratios and supplemental data:

Net assets, end of period.......................................................   $5,250,172        $10,248,446     $2,061,814

Ratio of operating expenses to average net assets (1)(3)........................         0.90%              1.15%          0.65%

Ratio of operating expenses to average net assets before voluntary
 expense reimbursement(1)(3)....................................................         1.26%              1.37%          1.81%

Ratio of net investment income to average net assets(3).........................         5.16%              1.83%          4.97%

Ratio of net investment income (loss) to average net assets before voluntary
 expense reimbursement(1)(3)....................................................         4.79%              1.61%          3.81%

Net investment income (loss) before voluntary expense reimbursement
(1)(3)..........................................................................        $0.21              $0.07          $0.02

Portfolio turnover rate (4).....................................................          168%                42%           N/A

Average commission rate paid....................................................           --            $0.0207            N/A
----------------

(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.
(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rates are not annualized.

                            PROVIDIAN SERIES TRUST
                       Supplement Dated October 31, 1997
                        To Prospectus Dated May 1, 1997
     High Quality Stock Fund, Fixed Income Fund, International Active Fund
                      and Money Market Fund (the "Funds")

                         FINANCIAL HIGHLIGHTS (Cont.)
           For a share outsanding throughout the period May 9, 1997 (commencement of investment operations) through September 30, 1997 (Unaudited)

                                                                                            High
                                                                                          Quality
                                                                                         Stock Fund
Net asset value, beginning of period............................................             $10.00
                                                                                         ----------
Income from investment operations:

Net investment income (1).......................................................               0.06

Net realized and unrealized gain on investments.................................               1.47
                                                                                         ----------
Total from investment operations................................................               1.53
                                                                                         ----------

Net asset value, end of period..................................................             $11.53
                                                                                         ==========
Total Return(2).................................................................              15.30%
                                                                                         ==========
Ratios and supplemental data:

Net assets, end of period.......................................................        $11,606,468

Ratio of operating expenses to average net assets (1)(3)........................               0.90%

Ratio of operating expenses to average net assets before voluntary
 expense reimbursement(1)(3)....................................................               1.00%

Ratio of net investment income to average net assets(3).........................               1.43%

Ratio of net investment income (loss) to average net assets before voluntary
 expense reimbursement(1)(3)....................................................               1.34%

Net investment income (loss) before voluntary expense reimbursement
(1)(3)..........................................................................               $0.06

Portfolio turnover rate(4)......................................................                  13%

Average commission rate paid....................................................             $0.1199
----------------

(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.
(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rates are not annualized.

                            PROVIDIAN SERIES TRUST
                       Supplement Dated October 31, 1997
                        To Prospectus Dated May 1, 1997

 Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Maximum Appreciation Portfolio and Money
                           Market Fund (the "Funds")

                             FINANCIAL HIGHLIGHTS

     The following table of "Financial Highlights" relating to the Funds supplements information contained in the Prospectus dated May 1, 1997 and is from the Funds' unaudited Financial Statements dated September 30, 1997.

                                                                                     Capital           Income          Growth
                                                                                   Preservation       Oriented       and Income
                                                                                    Portfolio         Portfolio       Portfolio
Net asset value, beginning of period............................................     $  10.00        $     10.00        $ 10.00
                                                                                     --------        -----------        -------
Income from investment operations:

Net investment income (1).......................................................         0.05                 --           0.01

Net realized and unrealized gain on investments.................................         0.26               0.66           0.79
                                                                                     --------        -----------        -------
Total from investment operations................................................         0.31               0.66           0.80
                                                                                     --------        -----------        -------

Net asset value, end of period..................................................     $  10.31        $     10.66        $ 10.80
                                                                                     ========        ===========        =======
Total Return (2)................................................................         3.10%              6.60%          8.00%
                                                                                     ========        ===========        =======
Ratios and supplemental data:

Net assets, end of period.......................................................     $ 14,139        $       265        $64,281

Ratio of operating expenses to average net assets (1)(3)........................         0.00%              0.00%          0.00%

Ratio of operating expenses to average net assets before voluntary
 expense reimbursement(1)(3)....................................................       334.45%         20,868.44%         69.36%

Ratio of net investment income to average net assets(3).........................         2.65%              0.00%          0.49%

Ratio of net investment income (loss) to average net assets before voluntary
 expense reimbursement(1)(3)....................................................      (331.79%)       (20,868.44%)       (68.87%)

Net investment income (loss) before voluntary expense reimbursement
(1)(3)..........................................................................     $  (6.88)       $   (379.98)       $ (1.55)

Portfolio turnover rate (4).....................................................           47%                 0%             0%
----------------

(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.

(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rates are not annualized.

                            PROVIDIAN SERIES TRUST
                       Supplement Dated October 31, 1997
                        To Prospectus Dated May 1, 1997
          Capital Preservation Portfolio, Income Oriented Portfolio,
                  Growth and Income Portfolio, Capital Growth
 Portfolio, Maximum Appreciation Portfolio and Money Market Fund (the "Funds")

                         FINANCIAL HIGHLIGHTS (Cont.)
           For a share outstanding throughout the period May 9, 1997 (commencement of investment operations) through September 30, 1997 (Unaudited)

                                                                                       Capital          Maximum              Money
                                                                                       Growth         Appreciation           Market
                                                                                      Portfolio         Portfolio             Fund
Net asset value, beginning of period................................................     $10.00             $10.00           $ 1.00
                                                                                         ------             ------           ------
Income from investment operations:

Net investment income (1)...........................................................         --                 --             0.02

Net realized and unrealized gain on investments.....................................       1.04               1.26               --
                                                                                          ------            ------           ------
Total from investment operations....................................................       1.04               1.26             0.02
                                                                                          ------            ------           ------
Less Distributions:

Distributions from net investment income............................................         --                 --            (0.02)
                                                                                         ======             ======           ======
Total Distributions.................................................................         --                 --            (0.02)
                                                                                         ======             ======           ======
Net asset value, end of period......................................................     $11.04             $11.26           $ 1.00
                                                                                         ======             ======           ======
Total Return (2)....................................................................      10.40%             12.60%            2.00%
                                                                                          =====             ======           ======
Ratios and supplemental data:

Net assets, end of period...........................................................   $104,008            $88,173       $2,061,814

Ratio of operating expenses to average net assets(1)(3).............................       0.00%              0.00%            0.65%

Ratio of operating expenses to average net assets before voluntary
 expense reimbursement (1)(3).......................................................      54.94%             71.72%            1.81%

Ratio of net investment income to average net assets (3)............................       0.00%              0.00%            4.97%

Ratio of net investment income (loss) to average net assets before voluntary
 expense reimbursement (1)(3).......................................................     (54.94%)           (71.72)%           3.81%

Net investment income (loss) before voluntary expense reimbursement
  (1)(3)............................................................................     $(1.00)            $(1.21)           $0.02

Portfolio turnover rate (4).........................................................          0%                 1%             N/A

Average commission rate paid........................................................         --                 --              N/A

----------------

(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.

(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rates are not annualized.

                      STATEMENT OF ADDITIONAL INFORMATION

                               October 31, 1997


PROVIDIAN SERIES TRUST
HIGH QUALITY STOCK FUND
FIXED INCOME FUND
INTERNATIONAL ACTIVE FUND
MONEY MARKET FUND


This Statement of Additional Information is not a prospectus. It contains additional information about the Providian Series Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus dated May 1, 1997. You can obtain a copy by contacting the Trust's Administrative Office, P. O. Box 32700, Louisville, Kentucky 40232.

TABLE OF CONTENTS

                                                                Page
       Investment Policies                                      B-2
       Description of Securities and Investment Techniques      B-4
       Portfolio Turnover and Securities Transactions           B-24
       Management                                               B-25
       Net Asset Values of the Shares of the Funds              B-27
       Investment Performance                                   B-28
       Taxes                                                    B-32
       General Information                                      B-32
       Independent Auditors                                     B-34
       Financial Statements                                     B-34

Providian Series Trust (the "Trust") is an investment company presently consisting of nine separate series (the "Funds") each having different investment objectives and policies. This SAI pertains to four Funds. The investment objectives of the Funds are as follows:

The HIGH QUALITY STOCK FUND seeks long-term growth of capital. The Fund pursues its investment objective by investing primarily in stocks of three categories of companies that are publicly traded in the United States: the 500 largest in market capitalization, the 501st to the 1250th largest in market capitalization, and the 1000th to the 3000th largest in market capitalization at the time of purchase.

The FIXED INCOME FUND seeks the highest level of income as is consistent with the preservation of capital. The Fund pursues its investment objective primarily by investing in investment grade debt securities, which range in maturity from one to ten years, including securities issued by the U.S. government or an agency or instrumentality of the U.S. government, asset-backed securities and corporate debt obligations.

The INTERNATIONAL ACTIVE FUND seeks long-term growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of international equity securities.

The MONEY MARKET FUND seeks to provide current income consistent with stability of principal and liquidity. The Fund invests in money market instruments maturing in thirteen months or less from the time of investment.

INVESTMENT POLICIES

The Trust has adopted the following policies relating to the investment of assets of the Funds and their activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of each Fund affected. Under the Investment Company Act of 1940 (the "1940 Act"), the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares represented at a meeting at which more than 50 percent of the outstanding shares are represented or (ii) more than 50 percent of the outstanding shares. A change in policy affecting only one Fund may be effected with the approval of the holders of a "majority" of the outstanding shares of such fund.

POLICIES PERTAINING TO THE FUNDS, OTHER THAN THE MONEY MARKET FUND

Each Fund, other than the Money Market Fund, may not (except as noted):

     1. With respect to 75% of a Fund's total assets, purchase the securities of any issuer if, immediately after such purchase, (i) more than 5% of the Fund's total assets would be invested in the securities of such issuer or (ii) the Fund would own more than 10% of the outstanding voting securities of such issuer, except that this restriction does not apply to purchases by the Fund of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2. Invest in the securities of issuers in any one industry if thereafter more than 25 percent of the assets of the Fund in question would be invested in securities of issuers in that same industry; investing in cash items (including time and demand deposits such as certificates of deposit and obligations of domestic banks), U.S. government securities, or repurchase agreements as to these securities, shall not be considered investments in an industry

3. Purchase securities on margin or sell securities short, except that each Fund may make short sales against the box and that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;

4. Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts);

5. Borrow money except that (i) the High Quality Stock Fund and the International Active Fund each may borrow from banks as a temporary measure for extraordinary or emergency purposes, but only if immediately after each borrowing and continuing thereafter it will have an asset coverage of at least 300 percent; and (ii) the Fixed Income Fund and the International Active Fund may enter into reverse repurchase agreements as described in the Prospectus and in this Statement of Additional Information. (The deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed delivery basis will not be deemed to be pledges of a Fund's assets);

6. Underwrite securities of another issuer's securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities;

7. Invest in securities of a company for the purpose of exercising control or management;

8. Participate on a joint or a joint and several basis in any trading account in securities;

9. Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate or interests therein;

10. Make loans of its assets if, as a result, more than 50% of a Fund's total assets would be lent to other persons, except (i) to purchase or hold money market instruments permitted by a Fund's investment objective and policies, or
(ii) to enter into repurchase agreements or through lending of a Fund's portfolio securities, or (iii) through purchases of debt securities or other debt instruments;

11. Issue senior securities, except as permitted under the 1940 Act. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, permissible borrowings entered into in accordance with a Fund's investment policies, and reverse repurchase agreements for which a segregated account has been established to cover such transactions or for which an offsetting position has been established by the Fund, are not deemed to be issuances of senior securities.

12. Purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.

POLICIES PERTAINING TO THE MONEY MARKET FUND
--------------------------------------------

The Money Market Fund may not (except as noted):

1. sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities;

2. issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made;

3. borrow money or engage in reverse repurchase agreements for investment leverage purposes;

4. mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of borrowing;

5. purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in securities of companies engaged principally in any one industry other than finance companies and banks. However, the Fund may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities;

6. purchase or sell commodities, commodity contracts, or commodity futures contracts;

7. purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate;

8. lend any of its assets, except portfolio securities up to one-third of its total assets. This shall not prevent the Fund from purchasing or holding money market instruments, corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Fund's investment objective and policies or the Trust's Declaration of Trust;

9. underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations;

10. with respect to 75% of its total assets, purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer.

11. purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in this limitation becomes effective. Unless otherwise indicated, the Money Market Fund may not:

1. invest more than 10% of its net assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.

The Money Market Fund has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Money Market Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted certain criteria (which are not fundamental policies) to be followed by the Funds. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized as defined,
(c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer. In accordance with regulatory requirements, the Board of Trustees has also adopted procedures for segregating Fund assets whenever a Fund enters into reverse repurchase agreements with institutions other than banks.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The following discussion describes in greater detail different types of securities and investment techniques used by the individual Funds, as described in "Investment Objectives and Policies of the Funds" in the Prospectus, as well as the risks associated with such securities and techniques.

OTHER INVESTMENT POLICIES OF THE FIXED INCOME FUND
--------------------------------------------------

Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

Under normal market conditions, not more than 10% of the value of the Fixed Income Fund's total assets will be invested in equity securities, including common stocks, preferred stocks, warrants and rights.

When and if available, debt securities may be purchased at a discount from face value. However, the Fund does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless yields to maturity on these securities remain attractive. From time to time the Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of Atlanta Capital Management ("Atlanta Capital"), the Fund's sub-adviser, such securities have the potential for future income (or capital appreciation).

Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of shares of the Fund will vary as the aggregate value of the Fund's portfolio securities increases or decreases. Lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income to the Fund but will be reflected in the net asset value of the Fund's shares.

MORTGAGE-BACKED SECURITIES

The Fixed Income Fund may invest in mortgage-backed securities, and in other asset-backed securities (unrelated to mortgage loans) see description under heading "Investment Practices Common to Two or More Funds: Asset-Backed Securities" that are offered to investors in the future. The value of some mortgage-backed or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of Atlanta Capital to forecast interest rates and other economic factors correctly.

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National

Mortgage Association ("GNMA")) are described as "modified pass through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration-guaranteed mortgages.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance, guarantees or structures, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers, or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the structure or the loan experience and practices of the originator/servicers and poolers, Atlanta Capital determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Atlanta Capital are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMO's"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid on a CMO, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity class receive principal only after the first call has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

OTHER MORTGAGE-RELATED SECURITIES. Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). The Fixed Income Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations," at page B-7), and in other types of mortgage-related securities. The Fixed Income Fund will not purchase mortgage-related securities or any other assets which in the opinion of Atlanta Capital are illiquid, if, as a result, more than 15% of the value of this Fund's assets will be illiquid.

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("I0") class of stripped mortgage backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped Mortgage-Backed Securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "I0" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an I0 class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

OTHER INVESTMENT POLICIES OF THE INTERNATIONAL ACTIVE FUND
----------------------------------------------------------

DERIVATIVE INSTRUMENTS

The International Active Fund may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The International Active Fund may engage in the purchase and writing of call and put options on foreign currencies. The International Active Fund also may enter into swap agreements with respect to securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices; to increase exposure to a foreign currency; to shift exposure to foreign currency fluctuations from one country to another; or as part of its overall investment strategies. The Fund will maintain segregated accounts consisting of liquid assets, such as cash, and U.S. Government securities (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging of the Fund.

The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage or asset-backed securities. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of Blairlogie Capital Management ("Blairlogie") to forecast interest rates and other economic factors correctly. If Blairlogie incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If Blairlogie incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions.

OPTIONS ON SECURITIES, SECURITIES INDEXES, AND CURRENCIES. The International Active Fund may purchase put options on securities. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may also purchase call options on securities. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as a writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspension are imposed on the options markets, the Fund may be unable to close out a position.

The International Active Fund may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund's securities may be denominated. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

SWAP AGREEMENTS. The International Active Fund may enter into equity index swap agreements for purposes of gaining exposure to the stocks making up an index of securities in a foreign market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on Blairlogie's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the "Code") may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The International Active Fund may invest in exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund may engage in such futures transactions as an adjunct to its securities activities.

There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges or boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develope or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ("CFTC"), or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premium paid by it for open futures option positions, less the amount by which any such positions are "in-the-money" would not exceed 5% of the Fund's net assets.

OTHER INVESTMENT POLICIES OF THE MONEY MARKET FUND
--------------------------------------------------

The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

RULE 2a-7: MATURITY QUALITY AND DIVERSIFICATION RESTRICTIONS

The Money Market Fund is subject to certain maturity restrictions pursuant to Rule 2a-7 under the 1940 Act for money market funds that use the amortized cost method of valuation to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund will (i) maintain a dollar weighted average portfolio maturity of 90 days or less, and (ii) will purchase securities with a remaining maturity of no more than 13 months (397 calendar days). Further, the Fund will limit its investments to U.S. dollar denominated securities which present minimal credit risks and meet certain credit quality and diversification requirements. For purposes of calculating the maturity of portfolio instruments, the Fund will follow the requirements of Rule 2a-7. Under Rule 2a-7, the maturity of portfolio instruments is calculated as indicated below.

Generally, the maturity of a portfolio security shall be deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the security is subject to market action) until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made, except that:

(1) A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

(2) A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

(6) A repurchase agreement shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

(7) A portfolio lending agreement shall be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or, where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

(8) An investment in a money market fund shall be treated as having a maturity equal to the period of time within which the acquired money market fund is required to make payment upon redemption, unless the acquired money market fund has agreed in writing to provide redemption proceeds to the investing money market fund within a shorter time period, in which case the maturity of such investment shall be deemed to be the shorter period.

The Money Market Fund is subject to certain credit quality restrictions pursuant to Rule 2a-7 under the 1940 Act. The Fund will invest its assets in instruments that are determined to present minimal credit risks. In so doing, the Fund will invest at least 95% of its assets in instruments that are at the time of acquisition, (i) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; (ii) rated by at least two nationally recognized rating agencies (or by one agency if only one agency has issued a rating) (the "required rating agencies") in the highest rating category for short-term debt obligations; (iii) unrated but whose issuer is rated in the highest category by the required rating agencies with respect to a class of short-term debt obligations or any security within that class that is comparable in priority and security with the instrument; (iv) unrated (other than the type described in (iii)) but determined by the Board of Trustees to be of comparable quality to the foregoing (provided the unrated security has not received a short-term rating, and with respect to a long-term security with a remaining maturity within the Fund's maturity restrictions, has not received a long-term rating from any agency that is other than in its highest rating category); or
(v) a security issued by a registered investment company that is a money market fund. The foregoing are referred to as "first-tier securities."

The balance of the securities in which the Fund may invest are instruments, which do not qualify as first-tier securities, and at the time of acquisition, are (i) rated by the required rating agencies in one of the two highest rating categories for short-term debt obligations; (ii) unrated but whose issuer is rated in one of the two highest categories by the required rating agencies with respect to a class of short-term debt obligations or any security within that class that is comparable in priority and security with the obligation; or (iii) unrated (other than described in (ii)) but determined by the Board of Trustees to be of comparable quality to the foregoing (provided the unrated security has not received a short-term rating and with respect to a long-term security with a remaining maturity within the Fund's maturity restrictions, has not received a long-term rating from any agency that is other than in one of its highest two rating categories). The foregoing are referred to as "second-tier securities."

In addition to the foregoing guidelines, the Fund is subject to certain diversification restrictions pursuant to Rule 2a-7 under the 1940 Act, which include (i) the Fund will not acquire a second-tier security of an issuer if, after giving effect to the acquisition, the Fund would have invested more than the greater of 1% of its total assets or one million dollars in second-tier securities issued by that issuer, and (ii) the Fund will not invest more than 5% of the Fund's assets in the securities (other than securities issued by the U.S. government or any agency or instrumentality thereof) issued by a single issuer, except for certain investments held for not more than 3 business days.

As used herein, all capitalized but undefined terms shall have the meaning such terms have in Rule 2a-7.

     Set forth below are descriptions of certain instruments in which the Money Market Fund may invest and certain investment risks, policies and restrictions applicable to the Money Market Fund.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

     CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. Any bankruptcy receivership or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

     DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

     BANK INSTRUMENTS.    The Fund only invests in bank instruments either
issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). The Fund will treat securities credit enhanced by a bank as bank instruments. In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Money Market Fund may invest in:

(1) Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

(2) Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

(3) Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the U.S.; and

(4) Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the U.S.

     RATINGS. An NRSROs two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's Ratings Group ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or F-2 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Fund will limit its investments in securities rated in the second highest short-term rating category (e.g., A-2 by S&P, Prime-2 by Moody's or F-2 (+ or -) by Fitch) to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories.

     U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued and/or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

(1)  the full faith and credit of the U.S. Treasury;

(2)  the issuer's right to borrow from the U.S. Treasury;

(3) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

(4)  the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

(1) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;

(2)  Federal Home Loan Banks;

(3)  Federal Home Loan Mortgage Corporation;

(4)  Federal National Mortgage Association; and

(5)  Student Loan Marketing Association.

     CREDIT ENHANCEMENT. The Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, except in some instances when the securities will be treated as having been issued by both the issuer and the credit enhancer. The Fund may have more than 25% of its total assets invested in securities credit enhanced or issued by banks.

     CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified by the Fund in the industry of its parent corporation.

In addition, the Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

     CERTAIN INVESTMENT RISKS. ECDs, ETDs, Yankee CDs, Canadian commercial paper, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by Federated in selecting investments for the Fund.

INVESTMENT PRACTICES COMMON TO TWO OR MORE FUNDS
------------------------------------------------

Except as otherwise noted below, the following description of investment practices is applicable to all of the Funds.

BORROWING

As a temporary measure for extraordinary or emergency purposes, such as to facilitate redemptions, the High Quality Stock Fund, the International Active Fund and the Money Market Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Any such borrowings will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

FOREIGN SECURITIES

The High Quality Stock Fund and the International Active Fund may invest in foreign securities. These include dollar-denominated securities traded in the U.S. on the New York Stock Exchange (the "NYSE"). The High Quality Stock Fund may invest in foreign securities in the form of American Depositary Receipts ("ADRs"), or in other similar securities convertible into securities of foreign issuers if the foreign securities are traded on the NYSE.

The International Active Fund may invest in U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers; preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The International Active Fund may also invest in common stocks issued by foreign companies or in securities represented by ADRs, European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

The International Active Fund may also purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation with the Trust's custodian of liquid assets, such as cash, U.S. Government securities and high quality short-term investments and are marked to market daily. Although forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

LENDING OF PORTFOLIO SECURITIES

Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash, cash equivalents or liquid assets, including equity securities and debt securities of any grade, maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned at any time on three days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. A Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the appropriate Sub-Adviser to be of good standing, and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Sub-Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 50% of the value of the total assets of the lending Fund (33 1/3% in the case of the Money Market Fund).

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with any member bank of the Federal Reserve System or a member firm of the National Association of Securities Dealers, Inc. The Funds may enter into repurchase agreements with foreign banks and broker-dealers that meet credit quality and other requirements of the Funds' Board of Trustees. A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., a Fund) purchases a U.S. Government or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The custody of the Obligation will be maintained by the Fund's Custodian or broker that has entered into a tri-party arrangement with the Fund and the Custodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Fund's Sub-Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

REVERSE REPURCHASE AGREEMENTS

The Fixed Income Fund, International Active Fund and Money Market Fund may enter into reverse repurchase agreements. These agreements involve the sale of debt securities (obligations) held by a Fund, with an agreement to repurchase the obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the expected interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. When a Fund enters into such an agreement, it will establish a segregated account with the Fund's Custodian in which it will maintain cash or cash equivalents or other liquid assets, including equity securities and debt securities of any grade equal in value to the repurchase price (which price will already include interest charges). If the buyer of the debt securities pursuant to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value. Reverse repurchase agreements will not extend for more than 30 days nor will such agreements involve more than 10% of the net assets of a Fund (or, in the case of the Money Market Fund, no more than 33 1/3% of the total assets of the
Fund).

WHEN-ISSUED SECURITIES

The Fixed Income Fund, the International Active Fund, and the Money Market Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to a Fund. Although when-issued securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining a Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Trustees do not believe that a Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued basis. A Fund will establish a segregated account in which it will maintain cash, U.S. Government securities or other liquid assets at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. The Money Market Fund does not intend to engage in when-issued transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

VARIABLE OR FLOATING-RATE SECURITIES

The Fixed Income and Money Market Funds may invest in securities which offer a variable or floating rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the Federal Fund's target rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on 7 days notice: in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, a Fund may consider that instrument's maturity to be shorter than its stated maturity. Any such determination by the Money Market Fund will be made in accordance with Rule 2a-7.

Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate or the Federal Fund's target rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, a Fund may invest in them only if the appropriate Sub-Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Sub-Adviser, on behalf of a Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable-rate demand obligations in the Fund's portfolio.

A Fund will not invest more than 10% of its net assets in variable and floating-rate demand obligations that are not readily marketable (a variable or floating-rate demand obligation that may be disposed of on not more than seven days notice will be deemed readily marketable and will not be subject to this limitation). (See "Illiquid Securities" and "Investment Objectives.") In addition, each variable or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

In determining the Fund's weighted average portfolio maturity, the Fund will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (i) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (ii) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (iii) floating rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

ASSET-BACKED SECURITIES

The Fixed Income Fund may invest in asset-backed securities which represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

ILLIQUID SECURITIES

The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). However, a Fund will not acquire illiquid securities if, as a result, they would comprise more than 15%, or 10% with respect to the Money Market Fund, of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act).

The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933 (the "Securities Act"), such as securities that may be resold to institutional investors under Rule 144A of the Securities Act and
Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the respective Sub-Advisers the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Trustees has directed each Sub-Adviser to look to such factors as (i) the frequency of trades or quotes for a security, (ii) the number of dealers willing to purchase or sell the security and number of potential buyers, (iii) the willingness of dealers to undertake to make a market in the security, (iv) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (v) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (vi) any other relevant factors. A Sub-Adviser may determine 4(2) commercial paper to be liquid if (i) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (ii) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or is determined by the Sub-Adviser to be of equivalent quality and (iii) the Sub-Adviser considers the trading market for the specific security taking into account all relevant factors. A foreign security may be considered liquid by a Sub-Adviser (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.

RESTRICTED SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Trust believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees, who will consider established factors in making such a determination.

TEMPORARY DEFENSIVE POSITION

When a Sub-Adviser determines that market conditions warrant a temporary defensive position, a Fund may invest without limitation in cash and short-term fixed income securities, including U.S. government securities, commercial paper, banker's acceptances, certificates of deposit, and time deposits.

PORTFOLIO TURNOVER AND SECURITIES TRANSACTIONS

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year. The Funds do not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives.

High turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. If a Fund derives more than 30 percent of its gross income from the sale of securities held less than three months, the Fund may fail to qualify under the tax laws as a regulated investment company in particular years and thereupon would lose certain beneficial tax treatment of its income (see "Dividends, Distributions and Taxes" in the Prospectus).

Each Sub-Adviser is responsible for decisions to buy and sell securities, broker-dealer selection, and negotiation of its brokerage commission rates.
The Sub-Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. In certain instances, the Sub-Adviser may make purchases of underwritten issues at prices which include underwriting fees, and, in selecting a broker-dealer to execute each particular transaction, the Sub-Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; and the size of contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. The Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the Investment Advisory Agreements in question or otherwise solely by reason of its having caused the Trust to pay a broker-dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser's overall responsibilities with respect to the Trust.

Each Sub-Adviser allocates the orders placed by it on behalf of a Fund to such broker-dealers who also provide research or statistical material, or other services to the Funds, the Sub-Adviser or its clients. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Trust indicating the broker-dealers to whom such allocations have been made and the basis therefor. Broker-dealers may be selected who provide brokerage and/or research services to the Funds and/or other accounts over which the Sub-Adviser exercises investment discretion. Such services may include advice concerning the value of securities (including providing quotations as to securities); the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

The receipt of research from broker-dealers may be useful to the Sub-Adviser in rendering investment management services to the Trust and/or the Sub-Adviser's other clients; conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Sub-Adviser in carrying out its obligations to the Trust. The receipt of such research will not be substituted for the independent research of the Sub-Adviser. It does enable the Sub-Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions. Orders on behalf of the Trust may be bunched with orders on behalf of other clients of the Sub-Adviser.

The Board of Trustees periodically reviews each Sub-Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

MANAGEMENT

Providian Investment Advisors, Inc. (the "Adviser") in general supervises the Trust's management and investment program, prepares reports for the Trust, monitors compliance by the Trust in its investment activities and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

The Adviser is wholly owned by Commonwealth General Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interst in AEGON N.V.

Pursuant to the Sub-Advisory Agreements with the Adviser, subject to the supervision of the Trustees of the Trust, and in conformity with the stated policies of the Funds, Atlanta Capital manages the investment operations of the High Quality Stock Fund and the Fixed Income Fund, Blairlogie manages the investment operations of the International Active Fund, and Federated Investment Counseling ("Federated") manages the investment operations of the Money Market Fund. The Sub-Advisers also manage the composition of each respective Fund's portfolio, including the purchase, retention, disposition and loan of securities.

Each Invest ment Advisory and Sub-Advisory Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the particular Fund (as defined in the 1940 Act and in a rule under the Act) and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreements or interested persons of any such party.

The Adviser and Sub-Advisers (collectively the "Advisers") have each authorized any of their officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed. In connection with the services it renders, the Advisers each bear the salaries and expenses of all of its respective personnel.

Other than as imposed by law, the Investment Advisory and Sub-Advisory Agreements provide that the Advisers shall not be liable to the Funds for any error of judgment by the Advisers or for any loss sustained by the Funds except in the case of willful misfeasance, bad faith, reckless disregard of duty or negligence with respect to the Adviser, Atlanta Capital and Blairlogie and gross negligence with respect to Federated. Each Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

The Investment Advisory and Sub-Advisory Agreements provide that the Advisers shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Trust in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Advisers. The Agreements provide that the Advisers are not protected against any liability to the Trust or its security holders for which the Advisers shall otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard of the duties imposed upon them by the Agreements or negligence with respect to the Adviser, Atlanta Capital and Blairlogie and gross negligence with respect to Federated or the violation of any applicable law.

TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their affiliations, if any, with the Advisers and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.


                                        Positions(s) Held   Principal Occupation(s)
Name and Address                Age     With Registrant     During Past Five Years

Thomas J. Hartlage*              45     President and       Director, Sales & Marketing of
400 W. Market St.                       Trustee             Diversified Financial Products
Louisville, KY 40202                                        Inc. since 1997; Director,
                                                            Product Management of Commonwealth
                                                            General Corporation from 1995-1997;
                                                            Director, Institutional Marketing
                                                            of Commonwealth General Corporation
                                                            from 1993 to 1995; Director, New
                                                            Initiatives of Commonwealth General
                                                            Corporation from 1992-1993;
                                                            Vice President of Providian
                                                            Investment Advisors, Inc.

Michael G. Ayers                 49     Chief Financial     Director, Financial of Diversified
400 W. Market St.                       Officer             Financial Products Inc. since
Louisville, KY 40202                                        1997; Director, Financial of
                                                            Commonwealth General Corporation
                                                            from 1977-1997.

Stephen L. Zeitz                 39     Treasurer           Director, Investment Operations
400 W. Market St.                                           of Diversified Financial Products
Louisville, KY 40202                                        Inc. since 1995; Director, Cash
                                                            Management of Commonwealth
                                                            General Corporation, from 1994-
                                                            1995; Manager, Cash Management
                                                            of Commonwealth General
                                                            Corporation from 1988-1994;
                                                            Treasurer of Providian
                                                            Investment Advisors, Inc.

Kimberly A. Scouller             35     Secretary           Assistant General Counsel of
400 W. Market St.                                           Financial Markets Division-
Louisville, KY 40202                                        AEGON USA since 1997;
                                                            Assistant General Counsel of
                                                            Commonwealth General Corporation
                                                            from 1993-1997; Vice President
                                                            and Chief Compliance Officer of
                                                            Providian Securities Corporation
                                                            since 1996; Attorney, Greenebaum
                                                            Treitz Brown and Marshall, from
                                                            1989-1993.

Kirk Buese*                      36     Trustee             Director, Private Placements for
400 W. Market St.                                           AEGON USA - Investment Management
Louisville KY 40202                                         since 1997; Director, Private
                                                            Placements/Credit of Providian
                                                            Capital Management, Inc. from
                                                            1992-1997.



Jesse A. Holshouser, III         44     Trustee             Chief Financial Officer of
100 Avenue of Champions                                     Professional Golfers'
Palm Beach Gardens, FL 33418                                Association of America since
                                                            1988.

David L. Eager                   54     Trustee             Consultant and Managing
100 Mallard Creek                                           Director of Eager & Associates
Louisville KY 40205                                         since 1984.

William T. Mills, III            45     Trustee             Partner of Highland Associates
P.O. Box 55469                                              since 1987.
Birmingham, AL 35255

Michael G. Herp                  35     Vice President      Director, Product & Market
400 W. Market St.                                           Development of Diversified
Louisville, KY 40202                                        Financial Products Inc. since
                                                            1997; Director, Product &
                                                            Market Development of
                                                            Commonwealth General Corporation
                                                            1983-1997.

NET ASSET VALUES OF THE SHARES OF THE FUNDS

As set forth in the Prospectus under the caption "Net Asset Value and Pricing," the net asset value of each Fund will be determined as of the close of trading on each day the NYSE is open for trading (currently 4:00 P.M. Eastern Time). The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

Securities held by all Funds will be valued as follows: Fund securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued (currently 4:00 P.M. Eastern Time), or lacking any sales, at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Debt securities with maturities of 60 days or less are valued at amortized cost.

The Money Market Fund values its securities on the amortized cost basis and seeks to maintain its net asset value at a constant $1.00 per share. In the event a difference of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values of the Money Market Fund's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would consider taking any one or more of the following actions or any other action considered appropriate: selling portfolio securities to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a value per unit based upon available indications of market value. Available indications of market value may include, among other things, quotations or market value estimates of securities and/or values based on yield data relating to money market securities that are published by reputable sources.

INVESTMENT PERFORMANCE

YIELD CALCULATIONS
------------------

The Trust may from time to time disclose the current annualized yield of the High Quality Stock, Fixed Income and International Active Funds for 30-day periods. The annualized yield of these Funds refers to the income generated by the Fund over a specified 30-day period. Because the yield is annualized, the yield generated by the Fund during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per share earned during the period by the price per share on the last day of the period, according to the following formula:

        YIELD = 2[(a-b + 1)/6/ - 1]
                   ---
                   cd

Where:  a = net investment income earned during the period by the Fund.

        b = expenses accrued for the period (net of reimbursements).

        c = the average daily number of shares outstanding during the period.

        d = the maximum offering price per share on the last day of the period.

Net investment income will be determined in accordance with rules established by the SEC. Accrued expenses will include all recurring fees that are charged to all shareholder accounts. The yield calculations do not reflect the effect of any charges that may be applicable to a particular Policy.

Because of the charges and deductions imposed by the separate accounts and, in certain cases, by series of the Trust which invest in the Funds described in this SAI, the yield realized by Contract Owners in the investment divisions of the separate accounts will be lower than the yield for the corresponding Fund of the Trust. The yield on amounts held in the High Quality Stock, Fixed Income and International Active Funds normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. Each of the High Quality Stock, Fixed Income and International Active Funds actual yield will be affected by the types and quality of Fund securities held by the respective Fund, and its operating expenses.

CURRENT YIELD
-------------

The Money Market Fund's current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("based period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

EFFECTIVE YIELD
---------------

The Money Market Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1)/(365/7)/ - 1.

STANDARDIZED TOTAL RETURN CALCULATIONS
--------------------------------------

The Trust may from time to time also disclose average annual total returns for the Funds for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

        P (1 + T)/n/ = ERV

Where:  P   = a hypothetical initial payment of $1,000.
        T   = average annual total return.
        n   = number of years.
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all shareholder accounts are recognized in the ending redeemable value. The average annual total return calculations for the Fund will not reflect the effect of charges that may be applicable to a particular policy.

NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return will be accompanied by Standardized Return. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION. From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. stock market.

The Standard & Poor's 400 Midcap Index tracks the stock price movement of 400 companies with mid-size market capitalization of $300 million to $5 billion. Stocks are chosen for market size, liquidity and industry group representation.

The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry, characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

The Lehman Brothers Aggregate Bond Index is an index consisting of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman Brothers Assets-Backed Securities Index. The Government/Corporate Bond Index is described below. The Mortgage-Backed Securities Index consists of 15 and 30-year fixed rate securities backed by mortgage pools of GNMA, FHLMC and FNMA (excluding buy downs, manufactured homes and graduated equity mortgages). The Asset-Backed Securities Index consists of credit card, auto and home equity loans (excluding subordinated tranches) with an average life of one year. Each Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

The Lehman Brothers Intermediate Aggregate Index consists of 1-10 year government bonds, 1-10 year corporate bonds rated A or higher by an NRSRO, all mortgages, and all asset backed securities within the Aggregate Index (i.e., the Lehman Brothers Aggregate

Index less the Long Government/Corporate Index). This Index offers a broad based benchmark with a shorter duration than the Lehman Brothers Aggregate Index.

The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government; mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by market capitalization representing approximately 98% of the U.S. equity market.

The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the index. Only common stocks are included in the Index. REITs are eligible for inclusion.

The Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 Index of common stocks. The Mid Cap 750 Index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization.

The Wilshire 5000 Equity Index represents the return on the market value of all common equity securities for which daily pricing is available.

In addition, from time to time in reports and promotions: (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets;
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure of inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (4) various financial economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Fund's performance; (5) the effect of tax-deferred compounding on a Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

TAXES

Each Fund intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). If each Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Fund will be relieved of federal income tax on the amounts distributed.

In order to qualify as a regulated investment company, in each taxable year each Fund must, among other requirements, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, and gains (without deduction for losses) from the sale or other disposition of securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude certain foreign currency gains) or other income derived with regard to its investing in such securities or currencies and (b) derive less than 30% of its gross income from gains (without deduction for losses) realized on the sale or other disposition of securities held for less than three months. In order to meet this 30% requirement, a Fund may defer selling certain investments beyond the time when it might otherwise do so.

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial or administrative action.

GENERAL INFORMATION

The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold Annual Meetings of Shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10 percent of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or one percent of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders. See the Contract Prospectus for information as to the voting of shares by Contract Owners.

Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions of the respective Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Fund have no preference, preemptive, conversion, exchange or similar rights, and are freely transferable.

Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Funds) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust such as the Trust to be held personally liable as a partner under certain circumstances, the risk of a Contract Owner incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust has Codes of Ethics governing the personal securities transactions of officers and employees, its Adviser and Sub-Advisers.

FINANCIAL STATEMENTS

The following statements are the unaudited Financial Statements for the Funds dated September 30, 1997 including the notes thereto.



                 [State Street Bank will provide financials.]

                      STATEMENT OF ADDITIONAL INFORMATION

                               October 31, 1997

PROVIDIAN SERIES TRUST
CAPITAL PRESERVATION PORTFOLIO
INCOME ORIENTATED PORTFOLIO
GROWTH AND INCOME PORTFOLIO
CAPITAL GROWTH PORTFOLIO
MAXIMUM APPRECIATION PORTFOLIO
MONEY MARKET FUND


This Statement of Additional Information is not a prospectus. It contains additional information about the Providian Series Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus dated May 1, 1997. You can obtain a copy by contacting the Trust's Administrative Office, P. O. Box 32700, Louisville, Kentucky 40232.



TABLE OF CONTENTS
                                                                   Page

         Investment Policies                                      B-2
         Description of Securities and Investment Techniques      B-4
         Portfolio Turnover and Securities Transactions           B-21
         Management                                               B-23
         Net Asset Values of the Shares of the Portfolios
           and the Money Market Fund                              B-25
         Investment Performance                                   B-26
         Taxes                                                    B-30
         General Information                                      B-32
         Independent Auditors                                     B-33
         Financial Statements                                     B-33

Providian Series Trust (the "Trust") is an investment company presently consisting of nine separate series (the "Funds") each having different investment objectives and policies. This SAI pertains to six series, five of which are professionally managed investment portfolios (each, a "Portfolio") which seek to achieve their investment objective by investing in a diverse mix of "Underlying Funds," which consist of open-end management investment companies or series thereof for which Providian Investment Advisors, Inc. acts as investment adviser. The investment objectives of the Portfolios and the Money Market Fund are as follows:

The CAPITAL PRESERVATION PORTFOLIO seeks high current income with low volatility of principal.

The INCOME ORIENTED PORTFOLIO seeks income and, secondarily, long-term growth of capital.

The GROWTH AND INCOME PORTFOLIO seeks growth of capital and income.

The CAPITAL GROWTH PORTFOLIO seeks long-term growth of capital and, secondarily, current income.

The MAXIMUM APPRECIATION PORTFOLIO seeks capital appreciation.

The MONEY MARKET FUND seeks to provide current income consistent with stability of principal and liquidity. The Fund invests in money market instruments maturing in thirteen months or less from the time of investment.


INVESTMENT POLICIES

The Trust has adopted the following policies relating to the investment of assets of the Portfolios and the Money Market Fund and their activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of each Portfolios and the Money Market Fund affected. Under the Investment Company Act of 1940 (the "1940 Act"), the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares represented at a meeting at which more than 50 percent of the outstanding shares are represented or (ii) more than 50 percent of the outstanding shares. A change in policy affecting only one Portfolio or the Money Market Fund may be effected with the approval of the holders of a "majority" of the outstanding shares of such Portfolio or the Money Market Fund.


POLICIES PERTAINING TO THE PORTFOLIOS

Each Portfolio may not (except as noted):

1. Purchase securities on margin or sell securities short, except that each Portfolio may make short sales against the box and that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;

2. Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts);

3. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes, but only if immediately after each borrowing and continuing thereafter it will have an asset coverage of at least 300%;

4. Underwrite securities of other issuers, except to the extent that a Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities;

5. Invest in securities of a company for the purpose of exercising control or management;

6. Participate on a joint or a joint and several basis in any trading account in securities;

7. Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate or interests therein;

8. Make loans of its assets if, as a result, more than 50% of a Portfolio's total assets would be lent to other persons, except (i) to purchase or hold money market instruments permitted by a Portfolio's investment objective and policies, or (ii) to enter into repurchase agreements or through lending of a Portfolio's portfolio securities, or (iii) through purchases of debt securities or other debt instruments.

9. Issue senior securities, except as permitted under the 1940 Act.

The foregoing investment restrictions do not apply to the Money Market Fund. Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Portfolios invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a Portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an Underlying Fund are located in its Statem ent of Additional Information.

POLICIES PERTAINING TO THE MONEY MARKET FUND
--------------------------------------------

The Money Market Fund may not (except as noted):

1. sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities;

2. issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made;

3. borrow money or engage in reverse repurchase agreements for investment leverage purposes;

4. mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of borrowing;

5. purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in securities of companies engaged principally in any one industry other than finance companies and banks. However, the Fund may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities;

6. purchase or sell commodities, commodity contracts, or commodity futures contracts;

7. purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate;

8. lend any of its assets, except portfolio securities up to one-third of its total assets. This shall not prevent the Fund from purchasing or holding money market instruments, corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Fund's investment objective and policies or the Trust's Declaration of Trust;

9. underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations; or

10. with respect to 75% of its total assets, purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer.

11. purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in this limitation becomes effective. Unless otherwise indicated, the Money Market Fund may not:

1. invest more than 10% of its net assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.

The Money Market Fund has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Money Market Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Because of their investment objectives and policies, the Portfolios will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the Portfolios' investment programs set forth in the Prospectus, each of the Portfolios may invest more than 25% of its assets in certain Underlying Funds. However, each of the Underlying Funds in which each Fund will invest will not concentrate more than 25% of its total assets in any one industry; except that the Money Market Fund may invest 25% or more of its total assets in commercial paper issued by finance companies.

In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted certain criteria (which are not fundamental policies) to be followed by the Portfolios and the Money Market Fund. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized as defined, (a) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer. In accordance with regulatory requirements, the Board of Trustees has also adopted procedures for segregating Portfolio or Money Market Fund assets whenever a Portfolio or Money Market Fund enters into reverse repurchase agreements with institutions other than banks.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objectives of the Portfolios, the Money Market Fund and each of the Underlying Funds in which the Portfolios may invest, as well as the policies employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Underlying Funds may invest (and repurchase agreements in which the Portfolios and/or the Underlying Funds may invest), the investment policies and portfolio strategies the Underlying Funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the Portfolios or the Underlying Funds will be achieved.

The Declaration of Trust for the Portfolios permits the Board of Trustees to establish additional Portfolios from time to time. The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Board of Trustees at the time such portfolios were established and may differ from those set forth in the Prospectus and this SAI.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The Fixed Income Fund may invest in mortgage-backed securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors in the future. The value of some mortgage-backed or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of Atlanta Capital Management Company, L.L.C. ("Atlanta Capital"), sub-adviser of the Portfolios, to forecast interest rates and other economic factors correctly.

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration-guaranteed mortgages.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance, guarantees or structures, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers, or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the structure or the loan experience and practices of the originator/servicers and poolers, the Atlanta Capital determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Atlanta Capital are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid on a CMO, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity class receive principal only after the first call has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.


OTHER MORTGAGE-RELATED SECURITIES. Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," above). The Fixed Income Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations," at page B-6), and in other types of mortgage-related securities. The Fixed Income Fund will not purchase mortgage-related securities or any other assets which in the opinion of Atlanta Capital are illiquid, if, as a result, more than 15% of the value of this Fund's assets will be illiquid.

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("I0") class of stripped mortgage backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped Mortgage-Backed Securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "I0" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an I0 class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

ASSET-BACKED SECURITIES

The Fixed Income Fund and the Money Market Fund may invest in asset-backed securities which represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

DERIVATIVE INSTRUMENTS

The International Active Fund may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The International Active Fund may engage in the purchase and writing of call and put options on foreign currencies. The International Active Fund also may enter into swap agreements with respect to securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices; to increase exposure to a foreign currency; to shift exposure to foreign currency fluctuations from one country to another; or as part of its overall investment strategies. The Fund will maintain segregated accounts consisting of liquid assets, such as cash, and U.S. Government securities (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging of the Fund.

The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depend upon cash flows from underlying assets, such as mortgage or asset-backed securities. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, its ability to successfully utilize these instruments may depend in part upon the ability of Blairlogie Capital Management ("Blairlogie") to forecast interest rates and other economic factors correctly. If Blairlogie incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If Blairlogie incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions.

OPTIONS ON SECURITIES, SECURITIES INDEXES, AND CURRENCIES. The International Active Fund may purchase put options on securities. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may also purchase call options on securities. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as a writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspension are imposed on the options markets, the Fund may be unable to close out a position.

The International Active Fund may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund's securities may be denominated. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

SWAP AGREEMENTS. The International Active Fund may enter into equity index swap agreements for purposes of gaining exposure to the stocks making up an index of securities in a foreign market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations

(or rights) under a swap agreement will generally be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on Blairlogie's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the "Code") may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The International Active Fund may invest in exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund may engage in such futures transactions as an adjunct to their securities activities.

There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges or boards of trade limit the amount of fluctuation permitted in futures contact prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ("CFTC"), or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premium paid by it for open futures option positions, less the amount by which any such positions are "in-the-money" would not exceed 5% of the Fund's net assets.

BORROWING

As a temporary measure for extraordinary or emergency purposes, such as to facilitate redemptions, the High Quality Stock Fund, the International Active Fund and the Money Market Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Any such borrowings will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

FOREIGN SECURITIES

The High Quality Stock Fund and the International Active Fund may invest in foreign securities. These include dollar-denominated securities traded in the U.S. on the New York Stock Exchange (the "NYSE"). The High Quality Stock Fund may invest in foreign securities in the form of American Depositary Receipts ("ADRs"), or in other similar securities convertible into securities of foreign issuers if the foreign securities are traded on the NYSE.

The International Active Fund may invest in U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers; preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The International Active Fund may also invest in common stocks issued by foreign companies or in securities represented by ADRs, European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

The International Active Fund may also purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation with the Trust's custodian of liquid assets, such as cash, U.S. Government securities and high quality short-term investments and are marked to market daily. Although forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

LENDING OF PORTFOLIO SECURITIES

Each Underlying Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash, cash equivalents or liquid assets, including equity securities and debt securities of any grade, maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned at any time on three days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. A Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the appropriate Sub-Adviser to be of good standing, and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Sub-Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 50% of the value of the total assets of the lending Fund (33 1/3% in the case of the Money Market Fund).

REPURCHASE AGREEMENTS

The Underlying Funds may enter into repurchase agreements with any member bank of the Federal Reserve System or a member firm of the National Association of Securities Dealers, Inc. The Funds may enter into repurchase agreements with foreign banks and broker-dealers that meet credit quality and other requirements of the Funds' Board of Trustees. A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., a Fund) purchases a U.S. Government or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The custody of the Obligation will be maintained by the Fund's Custodian or broker that has entered into atri-party arrangement with the Fund and the Custodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Fund's Sub-Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

REVERSE REPURCHASE AGREEMENTS

The Fixed Income Fund, International Active Fund and Money Market Fund may enter into reverse repurchase agreements. These agreements involve the sale of debt securities (obligations) held by a Fund, with an agreement to repurchase the obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the expected interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. When a Fund enters into such an agreement, it will establish a segregated account with the Fund's Custodian in which it will maintain cash or cash equivalents or other liquid assets, including equity securities and debt securities of any grade equal in value to the repurchase price (which price will already include interest charges). If the buyer of the debt securities pursuant to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value. Reverse repurchase agreements will not extend for more than 30 days nor will such agreements involve more than 10% of the net assets of a Fund (or, in the case of the Money Market Fund, no more than 33 1/3% of the total assets of the Fund).

WHEN-ISSUED SECURITIES

The Fixed Income Fund, the International Active Fund, and the Money Market Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to a Fund. Although when-issued securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Trustees do not believe that a Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued basis. A Fund will establish a segregated account in which it will maintain cash, U.S. Government securities or other liquid assets at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. The Money Market Fund does not intend to engage in when-issued transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

VARIABLE OR FLOATING-RATE SECURITIES

The Fixed Income and Money Market Funds may invest in securities which offer a variable or floating rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the Federal Fund's target rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on 7 days notice: in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, a Fund may consider that instrument's maturity to be shorter than its stated maturity. Any such determination by the Money Market Fund will be made in accordance with Rule 2a-7.

Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate or the Federal Fund's target rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

Where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, a Fund may invest in them only if the appropriate Sub-Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Sub-Adviser, on behalf of a Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable-rate demand obligations in the Fund's portfolio.

A Fund will not invest more than 10% of its net assets in variable and floating-rate demand obligations that are not readily marketable (a variable or floating-rate demand obligation that may be disposed of on not more than seven days notice will be deemed readily marketable and will not be subject to this limitation). (See "Illiquid Securities" and "Investment Objectives.") In addition, each variable or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

In determining the Fund's weighted average portfolio maturity, the Fund will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (i) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (ii) variable rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (iii) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

ILLIQUID SECURITIES

The Underlying Funds may invest in illiquid securities (i.e., securities that are not readily marketable). However, an Underlying Fund will not acquire illiquid securities if, as a result, they would comprise more than 15%, or 10% with respect to the Money Market Fund, of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act).

The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933 (the "Securities Act"), such as securities that may be resold to institutional investors under Rule 144A of the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the respective Sub-Advisers the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Trustees has directed each Sub-Adviser to look to such factors as (i) the frequency of trades or quotes for a security, or (ii) the number of dealers willing to purchase or sell the security and number of potential buyers, (iii) the willingness of dealers to undertake to make a market in the security, (iv) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (v) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (vi) any other relevant factors. A Sub-Adviser may determine 4(2) commercial paper to be liquid if (i) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (ii) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or is determined by the Sub-Adviser to be of equivalent quality and (iii) the Sub-Adviser considers the trading market for the specific security taking into account all relevant factors. A foreign security may be considered liquid by a Sub-Adviser (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.

RESTRICTED SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Trust believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees, who will consider established factors in making such a determination.

TEMPORARY DEFENSIVE POSITION

When a Sub-Adviser determines that market conditions warrant a temporary defensive position, a Fund may invest without limitation in cash and short-term fixed income securities, including U.S. government securities, commercial paper, banker's acceptances, certificates of deposit, and time deposits.

OTHER INVESTMENT POLICIES OF THE FIXED INCOME FUND

Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

Under normal market conditions, not more than 10% of the value of the Fixed Income Fund's total assets will be invested in equity securities, including common stocks, preferred stocks, warrants and rights.

When and if available, debt securities may be purchased at a discount from face value. However, the Fund does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless yields to maturity on these securities remain attractive. From time to time the Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of Atlanta Capital such securities have the potential for future income (or capital appreciation).

Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of shares of the Fund will vary as the aggregate value of the Fund's portfolio securities increases or decreases. Lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income to the Fund but will be reflected in the net asset value of the Fund's shares.

OTHER INVESTMENT POLICIES OF THE MONEY MARKET FUND

The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

RULE 2A-7: MATURITY QUALITY AND DIVERSIFICATION RESTRICTIONS

The Money Market Fund is subject to certain maturity restrictions pursuant to Rule 2a-7 under the 1940 Act for money market funds that use the amortized cost method of valuation to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund will (i) maintain a dollar weighted average portfolio maturity of 90 days or less, and (ii) will purchase securities with a remaining maturity of no more than 13 months (397 calendar days). Further, the Fund will limit its investments to U.S. dollar-denominated securities which present minimal credit risks and meet certain credit quality and diversification requirements. For purposes of calculating the maturity of portfolio instruments, the Fund will follow the requirements of Rule 2a-7. Under Rule 2a-7, the maturity of portfolio instruments is calculated as indicated below.

Generally, the maturity of a portfolio security shall be deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the security is subject to market action) until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made, except that:

(1) A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

(2) A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

(6) A repurchase agreement shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

(7) A portfolio lending agreement shall be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or, where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

(8) An investment in a money market fund shall be treated as having a maturity equal to the period of time within which the acquired money market fund is required to make payment upon redemption, unless the acquired money market fund has agreed in writing to provide redemption proceeds to the investing money market fund within a shorter time period, in which case the maturity of such investment shall be deemed to be the shorter period.

The Money Market Fund is subject to certain credit quality restrictions pursuant to Rule 2a-7 under the 1940 Act. The Fund will invest its assets in instruments that are determined to present minimal credit risks. In so doing, the Fund will invest at least 95% of its assets in instruments that are at the time of acquisition, (i) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; (ii) rated by at least two nationally recognized rating agencies (or by one agency if only one agency has issued a rating) (the "required rating agencies") in the highest rating category for short-term debt obligations; (iii) unrated but whose issuer is rated in the highest category by the required rating agencies with respect to a class of short-term debt obligations or any security within that class that is comparable in priority and security with the instrument; (iv) unrated (other than the type described in (iii)) but determined by the Board of Trustees to be of comparable quality to the foregoing (provided the unrated security has not received a short-term rating, and with respect to a long-term security with a remaining maturity within the Fund's maturity restrictions, has not received a long-term rating from any agency that is other than in its highest rating category); or (v) a security issued by a registered investment company that is a money market fund. The foregoing are referred to as "first-tier securities."

The balance of the securities in which the Fund may invest are instruments, which do not qualify as first-tier securities, and at the time of acquisition, are (i) rated by the required rating agencies in one of the two highest rating categories for short-term debt obligations; (ii) unrated but whose issuer is rated in one of the two highest categories by the required rating agencies with respect to a class of short-term debt obligations or any security within that class that is comparable in priority and security with the obligation; or (iii) unrated (other than described in (ii)) but determined by the Board of Trustees to be of comparable quality to the foregoing (provided the unrated security has not received a short-term rating and with respect to a long-term security with a remaining maturity with the Fund's maturity restrictions, has not received a long-term rating from any agency that is other than in one of its highest two rating categories). The foregoing are referred to as "second-tier securities."

In addition to the foregoing guidelines, the Fund is subject to certain diversification restrictions pursuant to Rule 2a-7 under the 1940 Act, which include (i) the Fund will not acquire a second-tier security of an issuer if, after giving effect to the acquisition, the Fund would have invested more than the greater of 1% of its total assets or one million dollars in second-tier securities issued by that issuer, and (ii) the Fund will not invest more than 5% of the Fund's assets in the securities (other than securities issued by the U.S. government or any agency or instrumentality thereof) issued by a single issuer, except for certain investments held for not more than 3 business days.

As used herein, all capitalized but undefined terms shall have the meaning such terms have in Rule 2a-7.

     Set forth below are descriptions of certain instruments in which the Money Market Fund may invest and certain investment risks, policies and restrictions applicable to the Money Market Fund.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

     CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. Any bankruptcy receivership or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

     DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

     BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). The Fund will treat securities credit enhanced by a bank as bank instruments. In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Money Market Fund may invest in:

(1) Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

(2) Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

(3) Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the U.S.; and

(4) Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the U.S.

     RATINGS. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's Ratings Group ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or F-2 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Fund will limit its investments in securities rated in the second highest short-term rating category (e.g., A-2 by S&P, Prime-2 by Moody's or F-2 (+ or -) by Fitch) to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories.

     U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued and/or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

(1)  the full faith and credit of the U.S. Treasury;

(2)  the issuer's right to borrow from the U.S. Treasury;

(3) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

(4)  the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

(1) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;

(2)  Federal Home Loan Banks;

(3)  Federal Home Loan Mortgage Corporation;

(4)  Federal National Mortgage Association; and

(5)  Student Loan Marketing Association.

     CREDIT ENHANCEMENT. The Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, except in some instances when the securities will be treated as having been issued by both the issuer and the credit enhancer. The Fund may have more than 25% of its total assets invested in securities credit enhanced or issued by banks.

     CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified by the Fund in the industry of its parent corporation.

In addition, the Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

     CERTAIN INVESTMENT RISKS. ECDs, ETDs, Yankee CDs, Canadian commercial paper, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by Federated in selecting investments for the Fund.

PORTFOLIO TURNOVER AND SECURITIES TRANSACTIONS

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year. The Portfolios do not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives.

High turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. If a Portfolio derives more than 30 percent of its gross income from the sale of securities held less than three months, the Portfolio may fail to qualify under the tax laws as a regulated investment company in particular years and thereupon would lose certain beneficial tax treatment of its income (see "Dividends, Distributions and Taxes" in the Prospectus).

Each Underlying Fund Sub-Adviser is responsible for decisions to buy and sell securities, broker-dealer selection, and negotiation of its brokerage commission rates. The Sub-Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. In certain instances, the Sub-Adviser may make purchases of underwritten issues at prices which include underwriting fees, and, in selecting a broker-dealer to execute each particular transaction, the Sub-Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; and the size of contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. The Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the Investment Advisory Agreements in question or otherwise solely by reason of its having caused the Trust to pay a broker-dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser's overall responsibilities with respect to the Trust.

Each Sub-Adviser allocates the orders placed by it on behalf of a Fund to such broker-dealers who also provide research or statistical material, or other services to the Funds, the Sub-Adviser or its clients. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Trust indicating the broker-dealers to whom such allocations have been made and the basis therefor. Broker-dealers may be selected who provide brokerage and/or research services to the Funds and/or other accounts over which the Sub-Adviser exercises investment discretion. Such services may include advice concerning the value of securities (including providing quotations as to securities); the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

The receipt of research from broker-dealers may be useful to the Sub-Adviser in rendering investment management services to the Trust and/or the Sub-Adviser's other clients; conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Sub-Adviser in carrying out its obligations to the Trust. The receipt of such research will not be substituted for the independent research of the Sub-Adviser. It does enable the Sub-Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions. Orders on behalf of the Trust may be bunched with orders on behalf of other clients of the Sub-Adviser.

The Board of Trustees periodically reviews each Sub-Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

MANAGEMENT

Providian Investment Advisors, Inc. (the "Adviser") in general supervises the Trust's management and investment program, prepares reports for the Trust, monitors compliance by the Trust in its investment activities and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust. Although the Portfolios do not pay an investment management fee in connection with management of the Portfolios, the Portfolios will indirectly bear their pro rata share of the fees and expenses incurred by the Underlying Funds. The Adviser has agreed to waive operating expenses for each Portfolio and to limit the operating expenses (excluding advisory fees) of each Underlying Fund so that the ratio of expenses of net assets on an annual basis incurred does not exceed 0.25%. Expenses in excess of such amounts will be assumed by the Adviser until the earlier of (a) the end of three years after commencement of operations or
(b) the termination by the Trustees or the Funds' or the Portfolios' shareholders, but not the Adviser, of the Trust's Advisory Agreement with the Adviser.


The Adviser is wholly owned by Commonwealth General Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V.

Subject to the supervision and direction of the Board of Trustees, Atlanta Capital will determine how each Portfolio's assets will be invested in the Underlying Funds and in money market instruments and U.S. government securities pursuant to the investment objective and policies of each Portfolio set forth in this Prospectus and make recommendations to the Board of Trustees concerning changes in (a) the Underlying Funds in which the Portfolios may invest, (b) the percentage range of assets that may be invested by each Portfolio in any one Underlying Fund and (c) the percentage range of assets of any Portfolio that may be invested in equity funds and fixed income funds (including money market funds). The Trustees of the Trust will periodically monitor the allocations made and the basis upon which such allocations were made or maintained.

Pursuant to the Sub-Advisory Agreements with the Adviser, subject to the supervision of the Trustees of the Trust, and in conformity with the stated policies of the Funds, Atlanta Capital manages the investment operations of the High Quality Stock Fund and the Fixed Income Fund, Blairlogie manages the investment operations of the International Active Fund, and Federated Investment Counseling ("Federated") manages the investment operations of the Money Market Fund. The Sub-Advisers also manage the composition of each respective Fund's portfolio, including the purchase, retention, disposition and loan of securities.

Each Investment Advisory and Sub-Advisory Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the particular Fund (as defined in the 1940 Act and in a rule under the Act) and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreements or interested persons of any such party.

The Adviser and Sub-Advisers (collectively the "Advisers") have each authorized any of their officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed. In connection with the services it renders, the Advisers each bear the salaries and expenses of all of its respective personnel.

Other than as imposed by law, the Investment Advisory and Sub-Advisory Agreements provide that the Advisers shall not be liable to the Funds for any error of judgment by the Advisers or for any loss sustained by the Funds except in the case of willful misfeasance, bad faith, reckless disregard of duty or negligence with respect to the Adviser, Atlanta Capital and Blairlogie and gross negligence with respect to Federated. Each Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

The Investment Advisory and Sub-Advisory Agreements provide that the Advisers shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Trust in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Advisers. The Agreements provide that the Advisers are not protected against any liability to the Trust or its security holders for which the Advisers shall otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard of the duties imposed upon them by the Agreements or negligence with respect to the Adviser, Atlanta Capital and Blairlogie and gross negligence with respect to Federated or the violation of any applicable law.

TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their affiliations, if any, with the Advisers and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

                                        Positions(s) Held   Principal Occupation(s)
Name and Address                Age     With Registrant     During Past Five Years

Thomas J. Hartlage*              45     President and       Director, Sales & Marketing of
400 W. Market St.                       Trustee             Diversified Financial Products
Louisville, KY 40202                                        Inc. since 1997; Director,
                                                            Product Management of Commonwealth
                                                            General Corporation from 1995-1997;
                                                            Director, Institutional Marketing
                                                            of Commonwealth General Corporation
                                                            from 1993 to 1995; Director, New
                                                            Initiatives of Commonwealth General
                                                            Corporation from 1992-1993;
                                                            Vice President of Providian
                                                            Investment Advisors, Inc.

Michael G. Ayers                 49     Chief Financial     Director, Financial of Diversified
400 W. Market St.                       Officer             Financial Products Inc. since
Louisville, KY 40202                                        1997; Director, Financial of
                                                            Commonwealth General Corporation
                                                            from 1977-1997.

Stephen L. Zeitz                 39     Treasurer           Director, Investment Operations
400 W. Market St.                                           of Diversified Financial Products
Louisville, KY 40202                                        Inc. since 1995; Director, Cash
                                                            Management of Commonwealth
                                                            General Corporation, from 1994-
                                                            1995; Manager, Cash Management
                                                            of Commonwealth General
                                                            Corporation from 1988-1994;
                                                            Treasurer of Providian
                                                            Investment Advisors, Inc.

Kimberly A. Scouller             35     Secretary           Assistant General Counsel of
400 W. Market St.                                           Financial Markets Division-
Louisville, KY 40202                                        AEGON USA since 1997;
                                                            Assistant General Counsel of
                                                            Commonwealth General Corporation
                                                            from 1993-1997; Vice President
                                                            and Chief Compliance Officer of
                                                            Providian Securities Corporation
                                                            since 1996; Attorney, Greenebaum
                                                            Treitz Brown and Marshall, from
                                                            1989-1993.

Kirk Buese*                      36     Trustee             Director, Private Placements for
400 W. Market St.                                           AEGON USA - Investment Management
Louisville KY 40202                                         since 1997; Director, Private
                                                            Placements/Credit of Providian
                                                            Capital Management, Inc. from
                                                            1992-1997.


Jesse A. Holshouser, III         44     Trustee             Chief Financial Officer of
100 Avenue of Champions                                     Professional Golfers'
Palm Beach Gardens, FL 33418                                Association of America since
                                                            1988.

David L. Eager                   54     Trustee             Consultant and Managing
100 Mallard Creek                                           Director of Eager & Associates
Louisville KY 40205                                         since 1984.

William T. Mills, III            45     Trustee             Partner of Highland Associates
P.O. Box 55469                                              since 1987.
Birmingham, AL 35255

Michael G. Herp                  35     Vice President      Director, Product & Market
400 W. Market St.                                           Development of Diversified
Louisville, KY 40202                                        Financial Products Inc. since
                                                            1997; Director, Product &
                                                            Market Development of
                                                            Commonwealth General Corporation
                                                            1983-1997.

NET ASSET VALUES OF THE SHARES OF THE PORTFOLIOS AND THE MONEY MARKET FUND

As set forth in the Prospectus under the caption "Net Asset Value and Pricing," the net asset value of each Portfolio and the Money Market Fund will be determined as of the close of trading on each day the NYSE is open for trading (currently 4:00 P.M. Eastern Time). The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

Securities held by all Portfolios will be valued as follows: Underlying Fund shares held by Portfolios are valued at the net asset value per share determined as of the close of business (4:00 P.M. Eastern Time) on the day the securities are being valued. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Debt securities with maturities of 60 days or less are valued at amortized cost.

The Money Market Fund values its securities on the amortized cost basis and seeks to maintain its net asset value at a constant $1.00 per share. In the event a difference of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values of the Money Market Fund's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would consider taking any one or more of the following actions or any other action considered appropriate: selling portfolio securities to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a value per unit based upon available indications of market value. Available indications of market value may include, among other things, quotations or market value estimates of securities and/or values based on yield data relating to money market securities that are published by reputable sources.

INVESTMENT PERFORMANCE

YIELD CALCULATIONS
------------------

The Trust may from time to time disclose the current annualized yield of the Portfolios for 30-day periods. The annualized yield of a Portfolio refers to the income generated by the Portfolio over a specified 30-day period. Because the yield is annualized, the yield generated by the Portfolio during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per share earned during the period by the price per share on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b + 1)/6/ - 1]
                                     ---
                                     cd

Where:    a = net investment income earned during the period by the Portfolio.

          b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of shares outstanding during the period.

          d = the maximum offering price per share on the last day of the period.

Net investment income will be determined in accordance with rules established by the SEC. Accrued expenses will include all recurring fees that are charged to all shareholder accounts. The yield calculations do not reflect the effect of any charges that may be applicable to a particular Policy.

Because of the charges and deductions imposed by the separate accounts and, in certain cases, by series of the Trust which invest in the Underlying Funds described in this SAI, the yield realized by Contract Owners in the investment divisions of the separate accounts will be lower than the yield for the corresponding Fund of the Trust. The yield on amounts held in the Portfolios normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. Each of the Portfolios yield will be affected by the types and quality of Underlying Fund securities held by the respective Underlying Fund, and its operating expenses.

CURRENT YIELD
-------------

The Money Market Fund's current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("based period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

EFFECTIVE YIELD
---------------

The Money Market Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:
(base period return + 1)/(365/7)/ - 1.

STANDARDIZED TOTAL RETURN CALCULATIONS
--------------------------------------

The Trust may from time to time also disclose average annual total returns for the Portfolios for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


        P (1 + T)/n/ = ERV

Where:  P = a hypothetical initial payment of $1,000.
        T = average annual total return.
        n = number of years.
      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all shareholder accounts are recognized in the ending redeemable value. The average annual total return calculations for the Portfolio will not reflect the effect of charges that may be applicable to a particular policy.

NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent a Portfolio's performance or more accurately compare such performance to other measures of investment return, a Portfolio also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return will be accompanied by Standardized Return. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION. From time to time, the Portfolios may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. stock market.

The Standard & Poor's 400 Midcap Index tracks the stock price movement of 400 companies with mid-size capitalization of $300 million to $5 billion. Stocks are chosen for market size, liquidity and industry group representation.

The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry, characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

The Lehman Brothers Aggregate Bond Index is an index consisting of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman Brothers Assets-Backed Securities Index. The Government/Corporate Bond Index is described below. The Mortgage-Backed Securities Index consists of 15 and 30-year fixed rate securities backed by mortgage pools of GNMA, FHLMC and FNMA (excluding buy downs, manufactured homes and graduated equity mortgages). The Asset-Backed Securities Index consists of credit card, auto and home equity loans (excluding subordinated tranches) with an average life of one year. Each Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

The Lehman Brothers Intermediate Aggregate Index consists of 1-10 year government bonds, 1-10 year corporate bonds rated A or higher by an NRSRO, all mortgages, and all asset backed securities within the Aggregate Index (i.e., the Lehman Brothers Aggregate Index less the Long Government/Corporate Index). This Index offers a broad based benchmark with a shorter duration than the Lehman Brothers Aggregate Index.

The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S.

Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government; mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by market capitalization representing approximately 98% of the U.S. equity market.

The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the index. Only common stocks are included in the Index. REITs are eligible for inclusion.

The Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 Index of common stocks. The Mid Cap 750 Index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization.

The Wilshire 5000 Equity Index represents the return on the market value of all common equity securities for which daily pricing is available.

In addition, from time to time in reports and promotions, a Portfolio's performance may be compared to (i) other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure of inflation) may be used to assess the real rate of return from an investment in a Portfolio; (3) other statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (4) various financial economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Portfolio's performance; (5) the effect of tax-deferred compounding on a Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Portfolio invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Portfolio's historical performance or current or potential value with respect to the particular industry or sector.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Portfolios and their shareholders. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any Portfolio.

Tax Status of the Portfolios and the Money Market Fund
------------------------------------------------------

Each Portfolio and the Money Market Fund will be treated as a separate taxable entity for Federal income tax purposes.

Each Portfolio and the Money Market Fund intend to qualify separately each year as a "regulated investment company" under the Code. A qualified Portfolio and the Money Market Fund will not be liable for Federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Portfolio and the Money Market Fund distribute at least 90% of its net investment income.

Each Portfolio and the Money Market Fund intend to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Portfolio and the Money Market Fund as taxable income.

Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Portfolio which invests in the Underlying Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Portfolio which invests in the Fund, regardless of how long the Portfolio held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Portfolio of shares of any Underlying Fund, the Portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Portfolio's holding period for the shares.

Tax Treatment of Shareholders
-----------------------------

The Portfolios and the Money Market Fund have been informed that the life insurance company offering Contracts intends to qualify the Separate Account as a "segregated asset account" within the meaning of the Code. For a Separate Account to qualify as a segregated asset account, the underlying investment company in which such Separate Account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, an underlying investment company must, after a one year start-up period, on the last day of each calendar quarter, or during a 30 day grace period thereafter, invest no more than certain specified percentages of its assets in the securities of any one, two, three or four issuers. For these purposes, all obligations of the United States Treasury and each instrumentality are treated as securities of separate issuers.

Income on assets of a Separate Account qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to Contract Owners. However, in the event a Separate Account is not so qualified, all annuities allocating any amount of premiums to such Separate Account will not qualify as annuities for federal income tax purposes and the holders of such annuities would be taxed on any income on the annuities during the period of disqualification.

The Portfolios have undertaken to meet the diversification requirements of
Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments. For purposes of asset diversification testing, the regulations under the Code set forth a "look through" rule. Providian Life and Health Insurance Company and First Providian Life and Health Insurance Company believe that under this rule, the Separate Account must be tested for compliance with the percentage limitations by "looking through" both the shares in Portfolios that are held by the Separate Account and the shares in the Underlying Funds that are held by the Portfolios to the investment assets held by the Underlying Funds.

Taxation of the Underlying Funds
--------------------------------

Each Underlying Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Fund generally will not pay any federal income or excise tax.

If more than 50% in value of an Underlying Fund's assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Underlying Fund may elect to treat certain foreign taxes paid by it as paid by its shareholders. The shareholders would then be required to include their proportionate share of the electing Fund's foreign income and related foreign taxes in income even if the shareholder does not receive the amount representing foreign taxes. Shareholders itemizing deductions could then deduct the foreign taxes, or, whether or not deductions are itemized but subject to certain limitations, claim a direct dollar for dollar tax credit against their U.S. federal income tax liability attributable to foreign income. In many cases, a foreign tax credit will be more advantageous than a deduction for foreign taxes. Each of the Portfolios may invest in some Underlying Funds that expect to be eligible to make the above-described election. While a Portfolio will be able to deduct the foreign taxes that it will be treated as receiving if the election is made, the Portfolio will not itself be able to elect to treat its foreign taxes as paid by its shareholders. Accordingly, the shareholders of the Portfolio will not have an option of claiming a foreign tax credit for foreign taxes paid by the Underlying Funds.

GENERAL INFORMATION

The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold Annual Meetings of Shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10 percent of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or one percent of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders. See the Contract Prospectus for information as to the voting of shares by Contract Owners.

Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions of the respective Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Fund have no preference, preemptive, conversion, exchange or similar rights, and are freely transferable.

Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Funds) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust such as the Trust to be held personally liable as a partner under certain circumstances, the risk of a Contract Owner incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust has Codes of Ethics governing the personal securities transactions of officers and employees, its Adviser and Sub-Advisers.


FINANCIAL STATEMENTS

The following statements are the unaudited Financial Statements for the Funds dated September 30, 1997 including the notes thereto.

                  [STATE STREET BANK WILL PROVIDE FINANCIALS]

                            PROVIDIAN SERIES TRUST
                         CAPITAL PRESERVATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                       Shares   Value
--------------------                       ------   -----
Investment Companies 100.0%
   Providian Series Trust
     Money Market Fund..................    7,017  $ 7,017
   Providian Series Trust
     Fixed Income Fund..................      683    7,090
                                                   -------
   TOTAL INVESTMENT COMPANIES
   -(Cost $14,011)                                  14,107
                                                   -------

   TOTAL INVESTMENTS - (Cost $14,011) - 100.0%      14,107
   OTHER ASSETS LESS LIABILITIES - 0.0%                 32
                                                   -------
   NET ASSETS -- 100.0%                            $14,139
                                                   =======

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.



                             PROVIDIAN SERIES TRUST
                           INCOME ORIENTED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                       Shares    Value
--------------------                       ------    -----
Investment Companies 100.0%
   Providian Series Trust
     Money Market Fund..................     39.0     $ 39
   Providian Series Trust
     High Quality Stock Fund............      6.6       76
   Providian Series Trust
     Fixed Income Fund..................     12.7      132
   Providian Series Trust
     International Active Fund..........      1.8       18
                                                      ----

   TOTAL INVESTMENT COMPANIES
   -(Cost $261)                                        265
                                                      ----

   TOTAL INVESTMENTS - (Cost $261) - 100.0%            265
   OTHER ASSETS LESS LIABILITIES - 0.0%                  0
                                                      ----
   NET ASSETS -  100.0%                               $265
                                                      ====


   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.


   The notes to the financials are an integral part of this report.

                             PROVIDIAN SERIES TRUST
                          GROWTH AND INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                       Shares   Value
--------------------                       ------   -----
Investment Companies 100.0%
   Providian Series Trust
     Money Market Fund.................     6,206  $ 6,206
   Providian Series Trust
     High Quality Stock Fund...........     2,317   26,715
   Providian Series Trust
     Fixed Income Fund.................     2,423   25,151
   Providian Series Trust
     International Active Fund.........       606    6,187
                                                   -------

   TOTAL INVESTMENT COMPANIES
   -(Cost $61,707)                                  64,259
                                                   -------

   TOTAL INVESTMENTS - (Cost $61,707) - 100.0%      64,259
   OTHER ASSETS LESS LIABILITIES - 0.0%                 22
                                                   -------
   NET ASSETS - 100.0%                             $64,281
                                                   =======

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.



                             PROVIDIAN SERIES TRUST
                            CAPITAL GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                       Shares   Value
--------------------                       ------   -----
Investment Companies 100.0%
   Providian Series Trust
     High Quality Stock Fund...........     5,532 $ 63,784
   Providian Series Trust
     Fixed Income Fund.................     2,443   25,358
   Providian Series Trust
     International Active Fund.........     1,456   14,866
                                                  --------
   TOTAL INVESTMENT COMPANIES
   -(Cost $100,065)                                104,008
                                                  --------

   TOTAL INVESTMENTS - (Cost $100,065) - 100.0%    104,008
   OTHER ASSETS LESS LIABILITIES - 0.0%                  0
                                                  --------
   NET ASSETS -  100.0%                           $104,008
                                                  ========

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.


   The notes to the financials are an integral part of this report.

                             PROVIDIAN SERIES TRUST
                         MAXIMUM APPRECIATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                            Shares    Value
--------------------                            ------    -----
Investment Companies 100.0%
   Providian Series Trust
     High Quality Stock Fund.................    6,184   $71,302
   Providian Series Trust
     International Active Fund...............    1,652    16,867
                                                         -------
   TOTAL INVESTMENT COMPANIES
   -(Cost $84,127)                                        88,169
                                                         -------


   TOTAL INVESTMENTS - (Cost $84,127) - 100.0%            88,169
   OTHER ASSETS LESS LIABILITIES - 0.0%                        4
                                                         -------
   NET ASSETS -- 100.0%                                  $88,173
                                                         =======

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.



                             PROVIDIAN SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                            Shares   Value
--------------------                            ------   -----
COMMON STOCK AND OTHER
EQUITY INTERESTS - 98.8%
  Aerospace - 2.2%
   Allied Signal Incorporated................    2,600  $110,500
   Boeing Company............................    2,000   108,875
   OEA Incorporated..........................    1,000    34,375
                                                        --------
                                                         253,750
                                                        --------

  Apparel & Textiles - 1.7%
   G & K Services Incorporated...............    1,200    41,700
   Guilford Mills Incorporated...............    2,200    57,200
   Nautica Enterprises Incorporated (a)......    1,800    50,625
   Unifi Incorporated........................    1,100    45,031
                                                        --------
                                                         194,556
                                                        --------

  Auto Parts - 1.9%
   Clarcor Incorporated......................    1,700    48,663
   Eaton Corporation.........................    1,100   101,613
   Modine Manufacturing Company..............    1,100    38,363
   Superior Industries International
   Incorporated (a)..........................    1,300    35,994
                                                        --------
                                                         224,633
                                                        --------

  Automobiles - 0.3%
   Federal Signal Corporation (a)............    1,300    32,988
                                                        --------

  Banks - 7.0%
   Banc One Corporation......................    2,200   122,788
   BancorpSouth Incorporated.................    1,400    49,350
   CCB Financial Corporation.................      600    48,375
   Citizens Banking Corporation..............    1,300    57,200
   CoreStates Financial Corporation..........    1,800   119,138
   Deposit Guaranty Corporation..............    1,300    43,306
   First Commercial Corporation..............    1,000    48,000
   First Virginia Banks Incorporated.........      900    42,750
   Firstbank of Illinois Company.............    1,650    52,903
   Old Kent Financial Corporation............      630    40,635
   Union Planters Corporation................      700    39,113
   Wachovia Corporation......................    1,500   108,000
   Wilmington Trust Corporation..............      800    43,700
                                                        --------
                                                         815,258
                                                        --------

  Broadcasting - 0.4%
   TCA Cable TV Incorporated.................    1,200    46,800
                                                        --------

  Building Construction - 1.2%
   Harsco Corporation (a)....................      900    40,838
   Lawson Products Incorporated..............    1,700    50,150
   Thor Industries Incorporated..............    1,800    55,125
                                                        --------
                                                         146,113
                                                        --------

  Business Services - 4.1%
   ABM Industries Incorporated...............    2,100    55,503
   Automatic Data Processing Incorporated....    2,100   105,000
   Banta Corporation.........................    1,500    41,813
   Fair Issac & Company Incorporated.........      900    39,825
   Interpublic Group of Companies
   Incorporated..............................    2,400   123,150
   Kronos Incorporated.......................    1,600    41,400
   Olsten Corporation........................    1,900    35,269
   Sun Guard Data Systems Incorporated (a)...    1,400    33,950
                                                        --------
                                                         475,910
                                                        --------


   The notes to the financials are an integral part of this report.

                             PROVIDIAN SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                      Shares    Value
--------------------                      ------    -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
  Chemicals - 2.4%
   Brady W. H..........................    1,600  $ 50,000
   E.I du Pont de Nemours & Company....    1,700   104,656
   Fuller H.B. Company.................      800    43,350
   MacDermid Incorporated..............      600    52,275
   Nalco Chemical Company..............      900    36,056
                                                  --------
                                                   286,337
                                                  --------

  Communications Services - 0.5%
   True North Communications
   Incorporated........................    2,100    52,106
                                                  --------

  Computers & Business Equipment - 2.6%
   American Management Systems
   Incorporated (a)....................    1,500    28,688
   Cabletron Systems Incorporated......    3,300   105,600
   General Binding Corporation.........    1,400    41,825
   Hewlett-Packard Company.............    1,900   132,169
                                                  --------
                                                   308,282
                                                  --------

  Computer Services - 0.9%
   Electronic Data Systems Corporation.    2,900   102,950
                                                  --------

  Conglomerates - 0.9%
   Textron Incorporated................    1,600   104,000
                                                  --------

  Construction & Mining Equipment - 0.3%
   Foster Wheeler Corporation..........      900    39,544
                                                  --------
  Construction Materials - 0.3%
   Vulcan Materials Company............      400    34,800
                                                  --------

  Containers & Glass - 0.7%
   Bemis Company Incorporated..........      800    35,800
   Mark IV Industries Incorporated.....    1,500    40,313
                                                  --------
                                                    76,113
                                                  --------

  Cosmetics & Toiletries - 1.3%
   Block Drug Company Incorporated.....      900    42,975
   Kimberly-Clark Corporation..........    2,300   112,556
                                                  --------
                                                   155,531
                                                  --------

  Drugs & Health Care - 8.5%
   Abbott Laboratories.................    1,700   108,694
   Bard C. R. Incorporated.............    1,000    33,938
   Biomet Incorporated.................    1,900    45,600
   Diagnostic Products Corporation.....    1,300    39,244
   Invacare Corporation................    1,600    37,600
   Johnson & Johnson...................    1,800   103,725
   Life Technologies Incorporated......    1,500    45,375
   Manor Care Incorporated.............    1,100    36,575
   Mylan Laboratories Incorporated.....    1,700    38,144
   Patterson Dental Company (a)........    1,200    48,600
   Pfizer Incorporated.................    2,000   120,125
   Rotech Medical Corporation (a)......    2,700    51,975
   Schering Plough Corporation.........    2,200   113,300
   Thermedics Incorporated (a).........    2,500    47,188
   Warner-Lambert Company..............      900   121,444
                                                  --------
                                                   991,527
                                                  --------

  Electronics - 5.7%
   AMP Incorporated....................    2,100   112,481
   Avnet Incorporated..................      500    31,781
   Dionex Corporation...................   1,000    53,938
   Harris Corporation...................     800    36,600
   Intel Corporation....................   1,200   110,775
   Methode Electronics..................   2,200    56,650
   Nichols Research Corporation.........   1,900    47,025
   SCI Systems Incorporated.............   1,000    49,563
   Technitrol Incorporated..............   1,400    55,738
   Teleflex Incorporated................   1,200    41,550
   Thomas & Betts Corporation...........     600    32,775
   Varian Associates Incorporated.......     600    37,275
                                                  --------
                                                   666,151
                                                  --------

  Electrical Equipment - 3.5%
   Baldor Electric Company..............   1,400    42,613
   Cohu Incorporated....................     900    48,375
   Dentsply International Incorporated..     600    33,600
   General Electric Company.............   1,500   102,094
   Hubbell Incorporated.................     800    37,000
   MTS Systems Corporation..............   1,500    54,750
   National Service Industries..........     800    35,150
                                                  --------
                                                   353,582
                                                  --------

  Electric Utilities - 2.2%
   Central & South West Corporation.....   4,900   108,719
   Duke Energy Corporation..............   2,200   108,763
   UtiliCorp United Incorporated........   1,300    39,163
                                                  --------
                                                   256,645
                                                  --------

  Financial Services - 2.4%
   Legg Mason Incorporated..............   1,066    56,267
   Merrill Lynch & Company..............   1,700   126,119
   ReliaStar Financial Corporation......   1,000    39,813
   United States Trust Corporation......     900    50,738
                                                  --------
                                                   272,937
                                                  --------

  Food & Beverages - 3.7%
   CPC International Incorporated.......   1,200   111,150
   Dean Foods Company...................     900    41,625
   Hormel Foods Corporation.............   1,300    41,681
   PepsiCo Incorporated.................   2,900   117,631
   Sysco Corporation (a)................   3,100   114,506
                                                  --------
                                                   426,593
                                                  --------

  Funeral Services - 0.4%
   Stewart Enterprises Incorporated.....   1,000    43,750
                                                  --------

  Gas Exploration - 1.2%
   Energen Corporation..................   1,200    42,675
   Murphy Oil Corporation...............     700    39,988
   Unocal Corporation...................   2,700   116,775
                                                  --------
                                                   199,438
                                                  --------

  Gas & Pipeline Utilities - 3.9%
   Coastal Corporation..................   2,000   122,500
   Eastern Enterprises..................   1,200    44,775
   Equitable Resources Incorporated.....   1,200    37,800
   National Fuel Gas Company............     800    35,200
   Northwest Natural Gas Company........   1,600    41,200
   Oneok Incorporated...................   1,400    45,675
   Piedmont Natural Gas Company.........   1,600    46,600
   Questar Corporation..................     900    36,506
   Southwestern Energy Company..........   3,200    41,000
                                                  --------
                                                   451,256
                                                  --------


   The notes to the financials are an integral part of this report.

                             PROVIDIAN SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)


Security Description                           Shares     Value
--------------------                           ------     -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
  Home Builders - 0.4%
   Lennar Corporation.......................    1,100   $46,750
                                                        -------

  Household Appliances - 1.7%
   Interface Incorporated...................    1,700    49,513
   La- Z- Boy Incorporated..................    1,200    44,400
   Newell Company...........................    2,600   104,000
                                                        -------
                                                        197,913
                                                        -------
  Household Products - 0.9%
   Colgate-Palmolive Company................    1,500   104,531
                                                        -------

  Hotels & Restaurants - 0.3%
   Cracker Barrel Old Country Store
   Incorporated.............................    1,200    38,850
                                                        -------

  Investment Advisory Firms - 2.4%
   A.G. Edwards Incorporated................      900    46,238
   Eaton Vance Corporation..................    1,500    53,625
   T. Price Rowe & Associates Incorporated..      700    47,075
   Quick & Reilly Group Incorporated........    1,300    48,669
   SEI Investment Company...................    1,600    52,800
   United Asset Management Corporation......    1,200    34,425
                                                        -------
                                                        282,832
                                                        -------


  Industrial Machinery - 1.6%
   Crane Company............................      800    32,900
   Graco Incorporated.......................    1,400    50,050
   Tennant Company..........................    1,400    51,800
   X-Rite Incorporated......................    2,500    51,875
                                                        -------
                                                        186,625
                                                        -------


  Insurance - 6.9%
   American Bankers Insurance
   Group Incorporated.......................    1,600    58,400
   American Heritage Life Investment
   Corporation..............................    1,500    60,000
   American International Group
   Incorporated.............................    1,050   108,347
   Chubb Corporation........................    1,500   106,594
   Equitable of Iowa Companies..............      600    40,200
   Fremont General Corporation..............      900    42,975
   Frontier Insurance Group Incorporated....    1,400    53,200
   General Re Corporation...................      500    99,250
   Liberty Corporation......................    1,000    45,250
   NAC Re Corporation.......................      900    46,238
   Orion Capital Corporation................    1,200    54,375
   Protective Life Corporation..............      700    35,350
   W.R. Berkley Corporation.................    1,050    45,216
                                                        -------
                                                        795,395
                                                        -------

  International Oil - 0.9%
   Mobil Corporation........................    1,400   103,600
                                                        -------



  Machinery - 0.9%
   Deere & Company..........................    1,900   102,125
                                                        -------

  Newspapers - 1.3%
   Lee Enterprises Incorporated.............    1,300    37,375
   Tribune Company..........................    2,100   111,956
                                                        -------
                                                        149,331
                                                        -------


  Non-Ferrous Metals - 0.4%
   Commercial Metals Company (a)............    1,300    41,519
                                                         ------

  Office Furnishings & Supplies - 1.4%
   American Business Products
   Incorporated.............................    1,800    45,225
   Avery Dennison Corporation...............    2,800   112,000
                                                       --------
                                                        157,225
                                                       --------

  Paper - 2.1%
   Lydall Incorporated (a)..................    1,800    42,188
   Pentair Incorporated.....................    1,000    36,875
   Sonoco Products Company..................    3,400   115,388
   Wausau Paper Mills Company...............    2,100    51,450
                                                       --------
                                                        245,901
                                                       --------

  Petroleum Services - 1.4%
   Dresser Industries Incorporated..........    2,900   124,700
   MAPCO Incorporated.......................    1,100    36,231
                                                       --------
                                                        160,931
                                                       --------

  Publishing - 0.8%
   Houghton Mifflin Company.................    1,400    52,850
   Pulitzer Publishing Company..............      800    45,200
                                                       --------
                                                         98,050
                                                       --------

  Railroads & Equipment - 1.2%
   GATX Corporation.........................      600    40,538
   Norfolk Southern Corporation.............    1,000   103,250
                                                       --------
                                                        143,788
                                                       --------

  Retail Grocery - 1.2%
   Casey's General Stores Incorporated......    2,200    54,175
   Quality Foods Centers Incorporated (a)...    1,000    40,938
   Ruddick Corporation......................    3,000    48,375
                                                       --------
                                                        143,488
                                                       --------

  Retail Trade - 3.1%
   Arbor Drugs Incorporated.................    2,000    46,500
   Home Depot Incorporated..................    2,250   117,281
   Office Depot Incorporated (a)............    2,000    40,375
   Pep Boys-Manny Moe & Jack................    1,400    38,150
   Wal-Mart Stores Incorporated.............    3,200   117,200
                                                       --------
                                                        359,506
                                                       --------

  Savings And Loan - 0.4%
   First Financial Corporation..............    1,500    51,094
                                                       --------

  Software - 1.4%
   Autodesk Incorporated....................      900    40,838
   Computer Associates International
   Incorporated.............................    1,600   114,900
                                                       --------
                                                        155,738
                                                       --------

  Steel - 1.5%
   Carpenter Technology Corporation.........      900    44,550
   Nucor Corporation........................    1,700    89,569
   Worthington Industries Incorporated......    1,800    36,450
                                                       --------
                                                        170,569
                                                       --------

  Telephone - 3.8%
   Aliant Communications Incorporated.......    2,100    50,925
   Alltel Corporation.......................    3,100   106,950
   Bell Atlantic Corporation................    1,400   112,613
   Century Telephone Enterprises
   Incorporated.............................    1,100    48,400


   The notes to the financials are an integral part of this report.

                             PROVIDIAN SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                          Shares        Value
--------------------                          ------        -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
  Telephone (continued)
    Frontier Corporation..................     5,100    $   117,300
                                                        -----------
                                                            436,188
                                                        -----------

  Tires & Rubber - 0.8%
    Carlise Companies Incorporated........     1,200         53,325
    Lancaster Colony Corporation..........       800         42,500
                                                        -----------
                                                             95,825
                                                        -----------
  Tobacco - 0.8%
    Philip Morris Companies Incorporated..     2,300         95,594
                                                        -----------
  Trucking & Freight Forwarding - 1.0%
    Air Express International Corporation..    1,800         65,700
    Rollins Truck Leasing Corporation......    2,900         49,481
                                                        -----------
                                                            115,181
                                                        -----------
    TOTAL COMMON STOCK
    (Cost $10,147,006).....................              11,490,099
                                                        -----------

                                         Principal
                                          Amount
                                         ---------
SHORT TERM INVESTMENTS - 1.2%
  Investment Company - 1.2%
    SSgA U.S. Government
    Money Market Fund,
       5.230% *........................ $  118,299          118,299
                                                        -----------

    TOTAL SHORT TERM INVESTMENTS
    (Cost $118,299)...................................      118,299
                                                        -----------

    TOTAL INVESTMENTS - (Cost $10,265,305) - 100.0%...   11,608,398
    OTHER ASSETS LESS LIABILITIES - 0.0%..............       (1,930)
                                                        -----------

    NET ASSETS -  100.0%..............................  $11,606,468
                                                        ===========

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

   (a)  Non-income producing securities.

   *    The rate shown reflects the yield in effect on September 30, 1997.



                             PROVIDIAN SERIES TRUST
                               FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

                                         Principal
Security Description                      Amount           Value
--------------------                     --------       ----------
U.S. GOVERNMENT AND AGENCY
SECURITIES - 73.8%
  Government Agency - 28.6%
   Federal Home Loan Mortgage
       Corporation 5.950%, 01/19/06..... $ 750,000      $   729,023
                                                        -----------
Federal National Mortgage Association
     6.375%, 01/16/02...................   500,000          504,610
     5.875%, 02/02/06...................   275,000          265,763
                                                        -----------
                                                            770,373
   Mortgage-Backed Obligations - 1.8%
    Federal National Mortgage Association
    Guaranteed REMIC Pass-Thru
     Certificates, Series X-225B Class VD
         5.75%, 06/25/10................    100,000          98,781
                                                        -----------
                                                             98,781
                                                        -----------

   U.S. Government - 43.4%
     U.S. Treasury Note
         5.875%, 08/31/99...............    750,000         750,586
         6.125%, 12/31/01...............    250,000         251,132
         6.500%, 08/15/05...............  1,250,000       1,276,563
                                                        -----------
                                                          2,278,281
                                                        -----------
     TOTAL U.S.GOVERNMENT  AND
     AGENCY SECURITIES
     - (Cost $3,804,394)...............................   3,876,458
                                                        -----------

SHORT TERM INVESTMENTS - 25.7%
  Investment Company - 4.3%
    SSgA U.S. Government
    Money Market Fund,
       5.230% *.........................    225,000         225,000
                                                        -----------

  Repurchase Agreement - 2.8%
    Agreement with State Street Bank and
    Trust Company, dated 9/30/1997,
    bearing 4.250%, to be repurchased at
    $147,953 on 10/01/1997 (secured by
    $150,000 par value U.S. Treasury
    Notes, 6.125%, due 5/15/1998, with a
    value of $153,938 ).................    147,935         147,935
                                                        -----------
  Government Agency - 18.6%
   Federal Farm Credit Bank Discount
     Note 5.390%, 01/09/98..............    500,000         492,515
   Federal Home Loan Bank Discount Note
     6.080%, 5/29/98....................    500,000         481,866
                                                        -----------
                                                            974,381
                                                        -----------

   TOTAL SHORT TERM INVESTMENTS
   - (Cost $1,347,318).................................   1,347,316
                                                        -----------

   TOTAL INVESTMENTS - (Cost $5,151,712) - 99.5%.......   5,223,774
   OTHER ASSETS LESS LIABILITIES - 0.5%................      26,398
                                                        -----------
   NET ASSETS -  100.0%                                 $ 5,250,172
                                                        ===========

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

   *  The rate shown reflects the yield in effect on September 30, 1997.

                            PROVIDIAN SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                        September 30, 1997 (Unaudited)

Security Description                          Shares   Value
--------------------                          ------   -----
COMMON STOCK AND OTHER
EQUITY INTERESTS - 91.4%
  Argentina - 1.6%
   Astra CIA.................................  3,750  $    7,276
   BCO De Galicia (a)........................  1,800      13,232
   BCO Frances (a)...........................    550       5,941
   Irsa Inversiones Y (a)....................     75       3,319
   Molions Rio...............................  1,300       4,290
   Perez Companc SA..........................  1,500      23,813
   Siderca...................................  4,880      14,642
   Telefonica De Arg SA......................  1,000      36,625
   YPFA SA...................................  1,600      59,000
                                                      ----------
                                                         168,138
                                                      ----------

  Australia - 0.9%
   Amcor Limited.............................  1,485       9,356
   Broken Hill Proprietary Company Limited...  1,213      14,144
   Comalco Limited...........................  1,946       9,638
   Leighton Holdings Limited.................  1,117       5,912
   News Corporation Limited..................  2,340      12,008
   Pasminco Limited..........................  8,806      14,687
   Pasminco Rights...........................  2,516         529
   QNI Limited...............................  2,569       3,539
   TABCORP Holdings Limited..................  1,044       5,299
   Westpac Banking Corporation Limited.......  3,463      21,847
                                                      ----------
                                                          96,959
                                                      ----------

  Belgium - 3.0%
   Webs Index Fund Incorporated.............. 18,075     302,756
                                                      ----------

  Chile - 1.6%
   Banco Santander Chile ADR.................  1,020      15,045
   Chilgener SA Sponsored ADR................    687      18,850
   Compania Cervecerias Unidas SA
   Sponsored ADR.............................    339       9,746
   Compania de Telecom De Chile
   Sponsored ADR.............................  1,015      32,861
   Empresa Nacional Electricidad
   Sponsored ADR.............................  1,169      24,768
   Enersis Sponsored ADR.....................    945      35,024
   Madeco SA Sponsored ADR...................    312       7,644
   Maderas Y Sinteticos Sponsored ADR........    432       6,048
   Quimica Y Minera Chile SA
   Sponsored ADR.............................    190      11,210
                                                      ----------
                                                         161,196
                                                      ----------

  Finland - 4.2%
   Enso......................................  1,600      16,450
   Hartwall Ab Oy............................    379      33,791
   Metsa Serla Oy............................  1,781      16,453
   Neste Oy..................................    606      16,530
   Nokia Ab Oy...............................  2,080     198,539
   Okobank Osuuspankk........................  1,652      27,891
   Rautaruukki Oy............................  2,273      24,577
   UPM Kymmene Corporation Oy................  1,536      42,832
   Werner Soderstrom Osakeyhtio..............  1,002      35,164
   YIT-Yhtymaoy Oy...........................  1,399      18,179
                                                      ----------
                                                         430,406
                                                      ----------

  France - 9.9%
   Alcatel Alsthom...........................    632      84,239
   AXA UAP...................................    685      46,057
   Banque Nationale de Paris.................  1,460      73,722
   Compagnie De St. Gobain...................    330      51,010
   Compagnie Generale des Eaux...............    521      61,434
   Elf Aquitaine SA..........................    626      83,757
   Groupe Danone.............................    411      64,919
   Hermes International......................    729      57,882
   L'Oreal...................................    220      88,269
   Larfarge SA...............................    914      67,136
   Peugeot...................................    680      89,833
   Schneider SA..............................    504      31,886
   Societe Generale..........................    827     120,010
   Synthelabo................................    458      54,315
   Valeo SA..................................    685      45,084
                                                      ----------
                                                       1,019,553
                                                      ----------

  Germany - 11.0%
   Allianz AG................................    395      95,763
   Bayer AG..................................  3,243     129,352
   Commerzbank AG............................  1,465      52,947
   Daimler-Benz AG...........................  1,107      91,669
   Degussa AG................................  1,936     106,438
   Dresdner Bank AG..........................  1,541      70,907
   MAN AG....................................    381      93,601
   Mannesmann AG.............................    233     111,046
   Siemens AG................................  1,785     120,671
   VEBA AG...................................  3,040     177,742
   Volkswagen AG.............................    105      73,008
                                                      ----------
                                                       1,123,144
                                                      ----------

  Israel - 1.7%
   Bank Hapoalim Limited.....................  7,900      18,331
   Bezeq Israeli Telecommunication
   Corporation Limited (a)...................  4,500      13,184
   Blue Square-Israel Limited (a)............  1,100       9,851
   Clal Israel Limited....................... 40,000      12,131
   ECI Telecommunication Limited.............  1,000      32,375
   Elco Holdings Limited.....................  1,200       8,346
   Elite Industries Limited (a)..............    300       8,712
   Formula Systems Limited (a)...............    410      12,423
   Industrial Buildings Corporation (a)......  7,800      15,220
   Israel Chemicals Limited.................. 12,800      15,711
   Teva Pharmaceutical Industries Limited....    480      27,517
                                                      ----------
                                                         173,801
                                                      ----------
  Italy - 7.6%
   Alleanza Assicurazioni....................  3,521      34,041
   Asic Generali.............................  2,000      45,292
   Banca Commerciale Italiana................ 25,167      72,484
   Benetton Group SPA........................  2,080      34,844
   Danieli & Company.........................  5,001      40,045
   Eni SPA................................... 26,903     169,808
   Fiat SPA.................................. 23,301      83,348
   Instituto Nazionale delle Assicurazioni
   Istituto (a).............................. 37,646      60,223
   Istituto Mobiliare Italiano SPA...........  7,018      75,471
   Telcom Italia Mobile...................... 13,080      87,344
   Telecom Italia............................ 18,000      71,596
                                                      ----------
                                                         774,496
                                                      ----------

  Japan - 19.9%
   Aoyama Trading Company Limited (a)........  4,500     129,356
   Autobacs Seven Company Limited............  1,500      70,410
   Dainippon Screen Manufacturing
   Company Limited........................... 12,000     106,675
   Daiwa Securities Company Limited.......... 16,000      98,367
   Fanuc.....................................  3,200     122,028
   Fuji Photo Film Company (a)...............  3,000     124,122


                             PROVIDIAN SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                       Shares         Value
--------------------                       ------         -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
  Japan - (continued)
   Fujisawa Pharmaceutical Company.......    6,000      $ 51,343
   Kirin Brewery Company (a).............    7,000        57,807
   Marubeni Corporation..................   28,000        93,050
   Matsushita Electric Works.............   10,000       104,681
   Mitsui O.S.K. Lines Limited(a)........   36,000        46,059
   Murata Manufacturing Company Limited..    3,000       130,104
   NEC Corporation.......................   12,000       146,554
   Nippon Telephone & Telegraph
   Corporation...........................       16       147,551
   NKK Corporation.......................   64,000        86,138
   Sumitomo Bank Limited.................   10,000       151,206
   Sumitomo Metal Mining Company.........   13,000        69,771
   Sumitomo Trust & Banking..............   12,000       119,636
   Tokyu Corporation.....................   19,000        91,554
   Tokyo Tatemono Company Limited........   24,000        97,104
                                                     -----------
                                                       2,043,516
                                                     -----------
  Korea - 1.2%
   Korea Fund Incorporated...............   10,000       118,750
                                                     -----------



  Mexico - 1.7%
   Webs Index Fund Incorporated..........   10,100       172,963
                                                     -----------


  Netherlands - 4.7%
   ABN AMRO Holdings NV..................    1,532        31,099
   Akzo Nobel............................      203        34,777
   ING Groep NV..........................      569        26,197
   Koninklijke Ahold NV..................      755        29,740
   Philips Electronics NV................      424        35,966
   Polygram NV...........................    1,000        58,079
   Royal Dutch Petroleum Company.........    2,548       142,981
   Unilever NV, PLC......................      234        50,072
   Vendex International NV...............      593        35,247
   VNU-Verenigde Nederlandse
   Uitgeversbedrijven Verenigd Bezit.....    1,610        37,468
                                                     -----------
                                                         481,626
                                                     -----------


  Portugal - 3.6%
   Banco Com Portugues...................    2,200        46,547
   Banco Espirito........................    2,200        61,185
   Cimpor Cimento........................    1,700        46,040
   Elec De Portugal (a)..................    2,500        43,012
   Jeronimo Martins......................      500        38,557
   Portugal Telecom......................    2,700       117,335
   Sonae Investimento....................      550        21,785
                                                     -----------
                                                         374,461
                                                     -----------
  Switzerland - 7.9%
   ABB AG (a)............................       30        44,324
   Clariant AG...........................       61        49,229
   Credit Suisse Group...................      368        49,878
   Holderbankk Financiere Glarus AG......       51        48,546
   Kuoni Reisen Holding AG...............       14        55,913
   Nestle SA.............................       67        93,631
   Novartis AG...........................      126       193,812
   Roche Holding AG......................       15       133,471
   Tag Heuer International SA (a)........      349        46,942
   Union Bank of Switzerland.............       77        90,238
                                                     -----------
                                                         805,984
                                                     -----------

                             PROVIDIAN SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                         September 30, 1997 (Unaudited)

Security Description                        Shares       Value
--------------------                        ------       -----
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
  United Kingdom - 10.9%
   Abbey National.........................    3,675  $    56,627
   Boots Company PLC......................    3,826       54,260
   British Petroleum......................    1,400       21,143
   British Telcommunications PLC..........    4,474       29,576
   Commercial Union PLC...................    3,967       51,521
   EMI Group PLC..........................    4,123       40,534
   Glaxo Holdings.........................    2,400       54,029
   HSBC Holdings..........................    1,450       51,509
   IMI PLC................................    5,777       38,237
   Lasmo PLC..............................   10,500       46,105
   Lloyds TSB Group PLC...................    8,496      114,455
   Prudential Corporation PLC.............    4,685       52,224
   Scottish & Newcastle PLC...............    4,971       56,696
   Scottish Power PLC.....................   10,384       80,380
   Shell Transport & Trading Company PLC..    9,277       67,917
   Smithkline Beecham PLC.................    8,088       78,537
   Tesco..................................    4,400       33,420
   Unilever PLC...........................    1,863       54,541
   Wolseley PLC...........................    6,359       52,714
   Zeneca Group PLC (a)...................    2,496       81,454
                                                     -----------
                                                       1,115,879
                                                     -----------

   TOTAL COMMON STOCK AND OTHER
   EQUITY INTERESTS (Cost $8,995,657)                  9,363,628
                                                     -----------

SHORT TERM INVESTMENTS - 9.1%
                                          Principal
                                            Amount
                                            ------
  Time Deposit - 9.1%
   State Street Bank and Trust
   Company Time Deposit,
   4.75%, 7/01/97 *...................... $ 933,769      933,769
                                                     -----------

   TOTAL SHORT TERM INVESTMENTS
   - (Cost $933,769)                                     933,769
                                                     -----------

   TOTAL INVESTMENTS - (Cost $9,929,426) - 100.5%     10,297,397

   OTHER ASSETS LESS LIABILITIES - (0.50)%               (48,951)
                                                     -----------

   NET ASSETS -  100.0%                              $10,248,446
                                                     ===========

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

   (a) Non-income producing securities.

   ADR- American Depositary Receipts.
   GDR- Global Depositary Receipts.

   *  The rate shown reflects the yield in effect on September 30, 1997.

                            PROVIDIAN SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                        September 30, 1997 (Unaudited)

              Ten largest industry holdings at September 30, 1997

Banking                                            11.89%
Telecommunications                                  7.76%
Health & Personal Care                              6.67%
Energy Sources                                      6.29%
Investment Companies                                5.87%
Electrical & Electronics                            4.95%
Merchandising                                       4.18%
Electronic Components                               4.05%
Insurance                                           3.75%
Utilities                                           3.70%

The notes to the financials are an integral part of this report.


                            PROVIDIAN SERIES TRUST
                               MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                        September 30, 1997 (Unaudited)

                                           Principal
Security Description                         Amount      Value
--------------------                       ----------  ----------

ASSET BACKED SECURITIES - 13.2%
   Arcadia Automobile Receivables Trust
   1997-C
     5.650%, 09/15/98....................   $100,000   $  100,000
   Chase Manhattan RV Owner Trust
   1997-A, A-1
     5.589%, 10/15/98....................    100,000      100,000
   Copelco Capital Funding Corp.
   X 1997-A
     5.809%, 07/20/98....................     73,190       73,190
                                                       ----------

   TOTAL ASSET BACKED
   - (Cost $273,190)                                      273,190
                                                       ----------


VARIABLE RATE NOTES - 30.2%
   Edgefield County, SC County School
   District, Series, 1997
     5.719%, 12/01/04 +....................  100,000      100,000
   Grand Aire Express, Inc., Series 1997
     5.660%, 07/01/12 +....................  100,000      100,000
   IT Spring Wire, LLC, Series 1997
     5.660%, 07/01/07 +....................  100,000      100,000
   International Processing Corporation
     5.720%, 01/02/08 +....................   10,000       10,000
   JFK Family Borrowing, LLP, Series 1997
     5.706%, 10/01/22 +....................   50,000       50,000
   La-Man Corporation
     5.720%, 09/01/12 +....................  100,000      100,000
   Scranton Times, LP., Series 1997
     5.690%, 05/31/07 +....................  100,000      100,000
   Westcourt
     5.720%, 06/01/16 +....................   60,000       60,000
                                                       ----------

   TOTAL VARIABLE  RATE NOTES
   - (Cost $620,000)                                      620,000
                                                       ----------


REPURCHASE AGREEMENTS - 56.8%
   Chase Manhattan Bank*
     6.25%, 10/01/97                         400,000      400,000
   Goldman Sachs*
     6.375%, 10/01/97                        400,000      400,000
   Lehman Brothers*
     6.250%, 10/01/97                         72,000       72,000
   Morgan Stanley*
     6.375%, 10/01/97                        100,000      100,000
   Swiss Bank Corporation*
     6.270%, 10/01/97                        100,000      100,000
   UBS Securities*
     6.300%, 10/01/97                        100,000      100,000
                                                       ----------

   TOTAL REPURCHASE AGREEMENTS
    (Cost $1,172,000)                                   1,172,000
                                                       ----------


   TOTAL INVESTMENTS AT AMORTIZED
   COST AND VALUE -100.2%..................             2,065,190
   OTHER ASSETS LESS LIABILITIES - (0.2%)                  (3,376)
                                                       ----------

   NET ASSETS -  100.0%                                $2,061,814
                                                       ==========

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                            PROVIDIAN SERIES TRUST
                               MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                        September 30, 1997 (Unaudited)


   + Variable rate demand notes are payable upon not more than one, seven, or thirty day's notice. The interest rate shown reflects the rate currently in effect.
   * The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of purchase. The investments in repurchase agreements are through participation in a joint account with other portfolios advised by Federated Investment Counseling.


The notes to the financials are an integral part of this report.

                            PROVIDIAN SERIES TRUST
                     STATEMENTS OF ASSETS AND LIABILITIES
                        September 30, 1997 (Unaudited)

                                                                             Capital           Income        Growth and
                                                                           Preservation       Oriented         Income
ASSETS                                                                      Portfolio        Portfolio       Portfolio
                                                                        --------------------------------------------------
   Investments in securities, at value (a)...................                 $14,107           $  265          $64,259
   Cash, including foreign currency, at value................                   4,406            1,479            4,702
   Receivable for securities sold............................                      --               --               --
   Interest receivable.......................................                      31               --               22
   Dividends receivable......................................                      --               --               --
   Receivable for forward contract sold......................                      --               --               --
   Receivable due from Investment Adviser (Note 3)...........                   2,980            5,913            2,147
   Foreign income tax reclaim receivable.....................                      --               --               --
                                                                          ---------------------------------------------
     TOTAL ASSETS............................................                  21,524            7,657           71,130


LIABILITIES

   Payable for securities purchased..........................                      --               --               --
   Payable for forward currency contracts (Note 6)...........                      --               --               --
   Payable to custodian......................................                      --               --               --
   Payable for Trustee's fees................................                     383              383              383
   Payable due to Investment Adviser.........................                      --               --               --
   Accounts payable and accrued expenses.....................                   7,002            7,009            6,466
                                                                          ---------------------------------------------
     TOTAL LIABILITIES.......................................                   7,385            7,392            6,849
                                                                          ---------------------------------------------
     NET ASSETS..............................................                 $14,139           $  265          $64,281
                                                                          =============================================

NET ASSETS CONSIST OF:

   Paid-in capital (Note 5)..................................                 $13,945           $  261          $61,653
   Undistributed net investment income (Note 2)..............                      75               --               63
   Accumulated net realized gain on investments and
     foreign currency transactions...........................                      23               --               13
   Net unrealized appreciation (depreciation) of:
     Investments.............................................                      96                4            2,552
     Foreign currency translations...........................                      --               --               --
                                                                          ---------------------------------------------
     NET ASSETS..............................................                 $14,139           $  265          $64,281
                                                                          =============================================

NET ASSET VALUE PER SHARE

   Offering and redemption price per share
    (based on shares of beneficial interest outstanding).....                 $ 10.31           $10.66          $ 10.80
   Total shares outstanding at end of period.................                   1,372            24.87            5,951

   (a) Investments in securities and repurchase agreements,
       at cost...............................................                 $14,011            $ 261          $61,707

The notes to the financials are an integral part of this report.


    Capital          Maximum                 High                Fixed                                     Money
    Growth         Appreciation            Quality               Income          International            Market
   Portfolio        Portfolio             Stock Fund              Fund            Active Fund              Fund
------------------------------------------------------------------------------------------------------------------
    $104,008            $88,169          $11,608,398           $5,223,774         $10,297,397           $2,065,190
       4,591              4,724                1,449                1,010              46,615                   --
          --                  4                   --                   --             361,714                   --
          --                 --                   17               36,462                 123                4,333
          --                 --               13,497                   --              13,433                   --
          --                 --                   --                   --               4,121                   --
       2,780              2,639                1,330                1,723               2,138                2,145
          --                 --                   --                   --               8,297                   --
------------------------------------------------------------------------------------------------------------------
     111,379             95,535           11,624,691            5,262,969          10,733,838            2,071,668




          --                 --                   --                   --             461,707                   --
          --                 --                   --                   --               2,839                   --
          --                 --                   --                   --                  --                   31
         383                383                  401                  383                 383                  383
          --                 --                6,077                2,786               7,372                1,531
       6,988              6,979               11,745                9,628              13,091                7,909
------------------------------------------------------------------------------------------------------------------
       7,371              7,362               18,223               12,797             485,392                9,854
------------------------------------------------------------------------------------------------------------------
    $104,008            $88,173          $11,606,468           $5,250,172         $10,248,446           $2,061,814
==================================================================================================================



    $100,065            $84,120          $10,068,591           $5,056,780         $10,038,017           $2,061,814
          --                 --               61,387              105,019              74,363                   --

          --                 11              133,397               16,311            (231,634)                  --

       3,943              4,042            1,343,093               72,062             367,971                   --
          --                 --                   --                   --                (271)                  --
------------------------------------------------------------------------------------------------------------------
    $104,008            $88,173          $11,606,468           $5,250,172         $10,248,446           $2,061,814
==================================================================================================================




    $  11.04            $ 11.26          $     11.53           $    10.38         $     10.21           $     1.00

       9,422              7,829            1,006,465              505,561           1,003,714            2,061,814

    $100,065            $84,127          $10,265,305           $5,151,712         $ 9,929,426           $2,065,190

The notes to the financials are an integral part of this report.

                            PROVIDIAN SERIES TRUST
                           STATEMENTS OF OPERATIONS
      For the period May 9, 1997* through September 30, 1997 (Unaudited)



                                                                    Capital       Income       Growth and
                                                                  Preservation   Oriented        Income
                                                                   Portfolio     Portfolio      Portfolio
                                                                  ---------------------------------------
INVESTMENT INCOME

     Interest income........................................           $    --      $   --        $    --
     Dividend income........................................                75          --             63
       Less foreign taxes withheld..........................                --          --             --
                                                                  ---------------------------------------
     TOTAL INVESTMENT INCOME................................                75          --             63

EXPENSES

     Investment adviser fee (Note 3)........................                --           --            --
     Accounting fee.........................................             2,448        2,448         2,396
     Audit fee..............................................               954          954           641
     Custodian fees and expenses............................               653          653           639
     Trustee's fees (Note 3)................................               883          883           865
     Printing expense.......................................             2,039        2,039         1,997
     Legal fee..............................................             1,019        1,019           998
     Insurance expense......................................             1,277        1,277         1,251
     Miscellaneous expense..................................               179          177           171
                                                                  ---------------------------------------
     Total operating expenses before reimbursement..........             9,452        9,450         8,958
   Expenses reimbursed by the Investment Adviser (Note 3)...            (9,452)      (9,450)       (8,958)
                                                                  ---------------------------------------
     NET EXPENSES...........................................                 0            0             0
                                                                  ---------------------------------------
     NET INVESTMENT INCOME..................................                75            0            63

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY

  Net realized gain on:
    Investments.............................................                23           --            13
    Foreign currency transactions...........................                --           --            --
                                                                  ---------------------------------------
                                                                            23           --            13
    Change in unrealized appreciation (depreciation)
    during the period on:
      Investments...........................................                96            4         2,552
      Translations of assets and liabilities in foreign                     --           --            --
      currencies............................................
                                                                            96            4         2,552
                                                                  ---------------------------------------
    NET REALIZED AND UNREALIZED GAIN........................               119            4         2,565
                                                                  ---------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS...................................           $   194      $     4       $ 2,628
                                                                  =======================================

* Commencement of investment operations.

The notes to the financials are an integral part of this report.


 Capital       Maximum          High         Fixed                         Money
 Growth      Appreciation     Quality        Income      International    Market
Portfolio     Portfolio      Stock Fund       Fund        Active Fund      Fund
---------------------------------------------------------------------------------
 $    --       $    --       $   41,380    $  123,342      $  19,655      $45,354
      --            --           58,471            --        113,909           --
      --            --               --            --        (12,453)          --
---------------------------------------------------------------------------------
      --            --           99,851       123,342        121,111       45,354

      --            --           27,779        13,233         36,585        3,225
   2,448         2,448            2,499         2,448          7,341        2,448
     954           954            3,633         3,319          3,319        3,319
     653           653            1,820           909          1,807          371
     883           883              901           883            883          883
   2,039         2,039            2,591         2,549          2,549        2,549
   1,019         1,019            1,906           947          1,882          386
   1,277         1,277            1,304         1,277          1,277        1,277
     177           177              184           178            178          177
---------------------------------------------------------------------------------
   9,450         9,450           42,617        25,743         55,821       14,635
  (9,450)       (9,450)          (4,153)       (7,420)        (9,073)      (9,394)
---------------------------------------------------------------------------------
       0             0           38,464        18,323         46,748        5,241
---------------------------------------------------------------------------------
      --            --           61,387       105,019         74,363       40,113

      --            11          133,397        16,311       (163,294)          --
      --            --               --            --        (68,340)          --
---------------------------------------------------------------------------------
      --            11          133,397        16,311       (231,634)          --

   3,943         4,042        1,343,093        72,062        367,971           --
      --            --               --            --           (271)          --
---------------------------------------------------------------------------------
   3,943         4,042        1,343,093        72,062        367,700           --
---------------------------------------------------------------------------------
   3,943         4,042        1,476,490        88,373        136,066           --
---------------------------------------------------------------------------------

 $ 3,943        $4,053       $1,537,877      $193,392      $ 210,429      $40,113
=================================================================================

The notes to the financials are an integral part of this report.

                            PROVIDIAN SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
      For the period May 9, 1997* through September 30, 1997 (Unaudited)


                                                                               Capital        Income        Growth
                                                                            Preservation     Oriented     and Income
                                                                              Portfolio     Portfolio      Portfolio
                                                                          --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 FOR THE PERIOD ENDED SEPTEMBER 30, 1997
    Net investment income.............................................        $    75          $ --        $    63
    Net realized gain.................................................             23            --             13
    Change in unrealized appreciation (depreciation)
      during the period...............................................             96             4          2,552
                                                                          --------------------------------------------
        Net increase in net assets resulting from operations..........            194             4          2,628

    DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income............................................             --            --             --

    FUND SHARE TRANSACTIONS (Note 5)..................................         13,945           261         61,653
                                                                          --------------------------------------------
    TOTAL INCREASE IN NET ASSETS......................................         14,139           265         64,281

NET ASSETS:

    Beginning of period...............................................             --            --             --
                                                                          --------------------------------------------
    End of period (a).................................................        $14,139          $265        $64,281
                                                                          ============================================

(a) Including undistributed net investment income.....................        $    75          $265        $    63
                                                                          ============================================
* Commencement of investment operations.


The notes to the financials are an integral part of this report.


      Capital          Maximum             High          Fixed                              Money
      Growth         Appreciation        Quality         Income       International         Market
     Portfolio        Portfolio         Stock Fund        Fund         Active Fund           Fund
-------------------------------------------------------------------------------------------------------
    $     --           $    --         $    61,387     $  105,019       $    74,363        $   40,113
          --                11             133,397         16,311          (231,634)               --

       3,943             4,042           1,343,093         72,062           367,700                --
-------------------------------------------------------------------------------------------------------
       3,943             4,053           1,537,877        193,392           210,429            40,113


                            --                  --             --                --           (40,113)

     100,065            84,120          10,068,591      5,056,780        10,038,017         2,056,814
-------------------------------------------------------------------------------------------------------
     104,008            88,173          11,606,468      5,250,172        10,248,466         2,056,814


                            --                  --             --                --             5,000
-------------------------------------------------------------------------------------------------------
    $104,008           $88,173         $11,606,468     $5,250,172       $10,248,466        $2,061,814
=======================================================================================================

    $     --           $    --         $    61,837     $  105,019       $    74,363           $40,113
=======================================================================================================

The notes to the financials are an integral part of this report.

                            PROVIDIAN SERIES TRUST
                             FINANCIAL HIGHLIGHTS
           For a share outstanding throughout the period May 9, 1997
(commencement of investment operations) through September 30, 1997 (Unaudited)


                                                                        Capital         Income         Growth
                                                                      Preservation     Oriented      and Income
                                                                        Portfolio      Portfolio      Portfolio
Net asset value, beginning of period................................    $  10.00      $     10.00      $ 10.00
                                                                      ------------    -----------    ----------
Income from investment operations:

Net investment income (1)...........................................        0.05               --         0.01

Net realized and unrealized gain on investments.....................        0.26             0.66         0.79
                                                                      ------------    -----------    ----------
Total from investment operations....................................        0.31             0.66         0.80
                                                                      ------------    -----------    ----------
Net asset value, end of period......................................    $  10.31      $     10.66      $ 10.80
                                                                      ============    ===========    ==========
Total Return (2)....................................................        3.10%            6.60%        8.00%
                                                                      ============    ===========    ==========
Ratios and supplemental data:

Net assets, end of period...........................................    $ 14,139      $       265      $64,281

Ratio of operating expenses to average net assets (1)(3)............        0.00%            0.00%        0.00%

Ratio of operating expenses to average net assets before voluntary
  expense reimbursement (1)(3)......................................      334.45%       20,868.44%       69.36%

Ratio of net investment income to average net assets (3)............        2.65%            0.00%        0.49%

Ratio of net investment income (loss) to average net assets
 before voluntary expense reimbursement (1)(3)......................     (331.79%)     (20,868.44%)     (68.87%)

Net investment income (loss) before voluntary expense
 reimbursement (1)(3)...............................................    $  (6.88)     $   (379.98)     $ (1.55)

Portfolio turnover rate (4).........................................          47%               0%           0%

==============
(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.
(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.
(3) Annualized for periods less than one year.
(4) Portfolio turnover rates are not annualized.

                             PROVIDIAN SERIES TRUST
                              FINANCIAL HIGHLIGHTS
           For a share outstanding throughout the period May 9, 1997
 (commencement of investment operations) through September 30, 1997 (Unaudited)


                                                                        Capital         Maximum           High
                                                                        Growth       Appreciation        Quality
                                                                       Portfolio       Portfolio       Stock Fund

Net asset value, beginning of period................................   $  10.00      $      10.00      $     10.00
                                                                       --------      ------------      -----------
Income from investment operations:

Net investment income (1)...........................................         --                --             0.06

Net realized and unrealized gain on investments.....................       1.04              1.26             1.47
                                                                       --------      ------------      -----------
Total from investment operations....................................       1.04              1.26             1.53
                                                                       --------      ------------      -----------

Net asset value, end of period......................................   $  11.04      $      11.26      $     11.53
                                                                       ========      ============      ===========
Total Return (2)....................................................      10.40%            12.60%           15.30%
                                                                       ========      ============      ===========
Ratios and supplemental data:

Net assets, end of period...........................................   $104,008      $     88,173      $11,606,468

Ratio of operating expenses to average net assets (1)(3)............       0.00%             0.00%            0.90%

Ratio of operating expenses to average net assets before voluntary
  expense reimbursement (1)(3)......................................      54.94%            71.72%            1.00%

Ratio of net investment income to average net assets (3)............       0.00%             0.00%            1.43%

Ratio of net investment income (loss) to average net assets
  before voluntary expense reimbursement (1)(3).....................     (54.94%)          (71.72)%           1.34%

Net investment income (loss) before voluntary expense
 reimbursement (1)(3)...............................................   $  (1.00)     $      (1.21)     $      0.06

Portfolio turnover rate (4).........................................          0%                1%              13%

Average commission rate paid........................................         --                --      $    0.1199

----------------------
(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.

(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rates are not annualized.

                             PROVIDIAN SERIES TRUST
                              FINANCIAL HIGHLIGHTS
           For a share outstanding throughout the period May 9, 1997
 (commencement of investment operations) through September 30, 1997 (Unaudited)



                                                                                        Fixed       International     Money
                                                                                       Income         Active          Market
                                                                                        Fund           Fund            Fund
Net asset value, beginning of period............................................... $    10.00     $     10.00         $ 1.00
                                                                                    ----------     -----------       --------
Income from investment operations:

Net investment income(1)...........................................................       0.21            0.07           0.02

Net realized and unrealized gain on investments....................................       0.17            0.14             --
                                                                                    ----------     -----------       --------
Total from investment operations...................................................       0.38            0.21           0.02
                                                                                    ----------     -----------       --------
Less Distributions:

Distributions from net investment investment income................................         --              --          (0.02)
                                                                                    ==========     ===========       ========
Total distributions................................................................         --              --          (0.02)
                                                                                    ==========     ===========       ========
Net asset value, end of period..................................................... $    10.38     $     10.21          $1.00
                                                                                    ==========     ===========       ========
Total Return(2)....................................................................       3.80%           2.10%          2.00%
                                                                                    ==========     ===========       ========
Ratios and supplemental data:

Net assets, end of period.......................................................... $5,250,172     $10,248,446     $2,061,814

Ratio of operating expenses to average net assets(1)(3)............................       0.90%           1.15%          0.65%

Ratio of operating expenses to average net assets before voluntary
  expense reimbursement(1)(3)......................................................       1.26%           1.37%          1.81%

Ratio of net investment income to average net assets(3)............................       5.16%           1.83%          4.97%

Ratio of net investment income (loss) to average net assets before voluntary
  expense reimbursement(1)(3)......................................................       4.79%           1.61%          3.81%

Net investment income (loss) before voluntary expense reimbursement (1)(3).........      $0.21           $0.07          $0.02

Portfolio turnover rate(4).........................................................        168%             42%            N/A

Average commission rate paid.......................................................         --         $0.0207             N/A

---------------
(1) Net investment income is after reimbursement of certain fees and expenses by Providian Investment Advisors, Inc. (See Note 3 to the financial statements). Had Providian not undertaken to reimburse expenses related to the Lifestyle Portfolios and Underlying Funds, net investment income per share and ratio of operating expenses to average net assets would have been as noted above.
(2) Total return figures are not annualized for periods less than one year. Total returns does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.
(3)  Annualized for periods less than one year.
(4)  Portfolio turnover rates are not annualized.

                             PROVIDIAN SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                         September 30, 1997 (Unaudited)

NOTE 1 -- ORGANIZATION
Providian Series Trust (the "Trust") was organized as a Massachusetts business trust on October 22, 1996 and is registered under the Investment Company Act of 1940 and the Securities Act of 1933, as a diversified, no-load, open-end management investment company. The Trust is a "series type" of mutual fund which issues separate classes (or series) of stock, each of which represents a separate diversified portfolio of investments. The Trust is currently composed of nine series (the "Series") which consist of five investment portfolios (Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, and Maximum Appreciation Portfolio - collectively, the "Investment Portfolios") and four underlying funds (Fixed Income Fund, High Quality Stock Fund, International Active Fund, and Money Market Fund - collectively, the "Underlying Funds") with each Fund having differing investment objectives and policies. The Investment Portfolios seek to achieve their investment objectives by investing within specific ranges among the Underlying Funds. On February 3, 1997, Providian Life and Health Separate Account V (the "Separate Account") made an initial purchase of shares of beneficial interest in the amount of 5,000 shares of the Money Market Fund. On May 9, 1997, the Separate Account purchased an additional 1,995,000 shares of the Money Market Fund, 1,000,000 shares of the High Quality Stock Fund and International Active Fund, and 500,000 shares of the Fixed Income Fund. Shares of the Investment Portfolios are offered to separate accounts of insurance companies to fund variable annuity contracts. The shares of the Underlying Funds are purchased by the Investment Portfolios and are offered to qualified plans and separate accounts of insurance companies to fund variable annuity contracts.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles may require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments -- Securities held by the Funds (other than the Money Market Fund) that are traded on a national securities exchange are valued on the basis of the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the last quoted bid price. Bonds and other fixed income securities with maturities greater than 60 days at the time of purchase, are valued by a pricing service. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Short-term securities and debt securities with a remaining maturity of 60 days or less, are valued at amortized cost which approximates market value. The Money Market Fund by the approval of the Board of Trustees, utilizes the amortized cost method for valuing securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premium or accretion of discount.

Foreign Securities -- Foreign securities traded on a recognized securities exchange are valued at the last sale price in the principal market where they are traded, or if closing prices are unavailable, at the last bid price available prior to the time a Fund's net assets value is determined. Foreign prices are furnished by quotation services expressed in the local currency's value and translated into the U.S. dollars at the current rate of exchange.

Repurchase Agreements -- The Trust may enter into repurchase agreements with institutions that the Trust's investment advisor, Providian Investment Advisors, Inc. has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which is at least equal to the principal amount, including interest, of the repurchase agreement. To the extent that the term of any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Investment Transactions -- Investment security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from security transactions are determined on an identified cost basis.

Investment Income -- Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of original discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Foreign Currency Translations -- The records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates supplied by a quotation service. The affects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investments in the statement of operations.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of receivables and payables resulting from changes in exchange rates.

Forward Currency Contracts -- A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by a Fund as an unrealized gain or loss. Realized gains and losses are recognized when contracts are settled and are reflected in the statement of operations. The Fund could be exposed to risk if a counter-party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into these contacts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purpose of increasing exposure to a foreign currency to hedge against adverse changes in the value of another currency when exchange rates between the two currencies are positively correlated.

Expenses -- Expenses directly attributable to a Investment Portfolio or Underlying Fund are charged to that Portfolio or Fund. Expenses not directly attributable to a Portfolio or Fund are allocated among the affected Portfolios and Funds. Costs related to the organization and registration of the Trust have been funded by Providian Corporation and its subsidiaries. The Trust will not reimburse Providian for these organizational costs.

Distributions to Shareholders -- Each of the Investment Portfolios and Underlying Funds (except the Money Market Fund) declares and distributes dividends from net investment income and distributes its net realized capital gains, if any, at least annually. The Money Market Fund declares dividends daily and distributes monthly. All distributions are paid in shares of the relevant Portfolio/Fund at net asset value. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, "post October 31 losses" and excise tax regulations. Distributions are recorded on the ex-dividend date.

Federal Income Taxes -- Each Investment Portfolio and Underlying Fund is treated as a separate entity for federal tax purposes. Each Investment Portfolio and Underlying Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, each Investment Portfolio and Underlying Fund will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts during the calendar year, the Investment Portfolios and Underlying Funds will not be subject to a federal excise tax.

NOTE 3 -- AGREEMENTS AND FEES
Providian Investment Advisors, Inc. (the "Adviser"), a wholly owned subsidiary of Providian Corporation, a wholly owned indirect subsidiary of AEGON N.V., has been retained under an Investment Advisory Agreement (the "Agreement") with the Trust, in general to supervise the management and investment program of the Trust. In addition, the Adviser generally manages the affairs of the Trust subject to the supervision of the Board of Trustees. The Adviser does not receive an investment management fee for the advisory and asset allocation services it provides to the Investment Portfolios.

As full compensation for its services under the Agreement, each Underlying Fund will pay the Adviser a monthly fee at the following rates based on the average daily net assets of each Fund:

High Quality Stock Fund        0.65%
Fixed Income Fund              0.65%
International Active Fund      0.90%
Money Market Fund              0.40%

Under an Advisory Agreement with each Investment Portfolio and Underlying Fund, the Adviser has agreed to waive all operating expenses of each Portfolio and to limit the operating expenses of each Underlying Fund so that the ratio of expenses (excluding advisory fees) to net assets on an annual basis incurred does not exceed 0.25%. Expenses in excess of such amount will be assumed by the Adviser until the earlier of the end of three years after commencement of operations or the termination by the Trustees or the Funds' or the Portfolios' shareholders, but not the Adviser, of the Trust's Advisory Agreement with the Adviser. For the period ended September 30, 1997, Providian Investment Advisors, Inc. had agreed to reimburse the Trust $76,800 for expenses in excess of the voluntary expense limitations, of which $23,795 was owed to the Trust as of September 30, 1997.

Providian Investment Advisors, Inc. has entered into a Sub-Advisory Agreement with Atlanta Capital Management, L.L.C. to serve as sub-adviser to the Investment Portfolios. Subject to the supervision and direction of the Board of Trustees, they will determine how each Investment Portfolio's assets will be invested in the Underlying Funds. Atlanta Capital also serves as sub-adviser of the High Quality Stock Fund and the Fixed Income Portfolio for which it receives a fee equal to 0.50% annually on assets up to $25 million, 0.40% annually on assets above $25 million and up to $50 million, and 0.30% annually on assets above $50 million.

Providian Investment Advisors, Inc. has entered into a Sub-Advisory Agreement with Blairlogie Capital Management to serve as sub-adviser to the International Active Fund. As compensation for its services, the Adviser pays Blairlogie for which it receives a fee equal to 0.65% annually on assets up to $50 million, and 0.50% annually on assets above $50 million.

Providian Investment Advisors, Inc. has entered into a Sub-Advisory Agreement with Federated Investment Counseling to serve as sub-adviser to the Money Market Fund. As compensation for its services, the Adviser pays Federated for which it receives a fee equal to 0.25% annually on assets up to $75 million, and 0.20% annually on assets above $75 million.

Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-Adviser receives $1,500 for each Trustees' meeting attended.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the period ended September 30, 1997 were as follows:

                                                          Non-U.S.               U.S.              Non-U.S.              U.S.
                                                         Government           Government         Government          Government
                                                         Purchases            Purchases             Sales               Sales
                                                        -----------------------------------------------------------------------
Capital Preservation Portfolio...............           $    17,014          $       --          $    3,026          $       --
Income Oriented Portfolio....................                   261                  --                  --                  --
Growth and Income Portfolio..................                61,956                  --                 262                  --
Capital Growth Portfolio.....................               100,065                  --                  --                  --
Maximum Appreciation Portfolio...............                84,520                  --                 404                  --
High Quality Stock Fund......................            10,995,555                  --             981,947                  --
Fixed Income Fund............................                    --           9,297,186                  --           5,495,248
International Active Fund....................            12,547,536                  --           3,351,038                  --
Money Market Fund............................                    --                  --                  --                  --

The identified cost of investments in securities and repurchase agreements owned by the Trust for federal income tax purposes and their respective gross unrealized appreciation and depreciation at September 30, 1997 were as follows:

                                                                                                                        Net
                                                                               Gross               Gross             Unrealized
                                                         Identified          Unrealized          Unrealized         Appreciation
                                                            Cost            Appreciation       (Depreciation)      (Depreciation)
                                                        -------------------------------------------------------------------------
Capital Preservation Portfolio...............           $    14,011          $       96          $       --          $       96
Income Oriented Portfolio....................                   261                   4                  --                   4
Growth Income Portfolio......................                61,707               2,552                  --               2,552
Capital Growth Portfolio.....................               100,065               3,943                  --               3,943
Maximum Appreciation Portfolio...............                84,127               4,042                  --               4,042
High Quality Stock Fund......................            10,265,305           1,407,131             (64,038)          1,343,093
Fixed Income Fund............................             5,151,712              72,062                  --              72,062
International Active Fund....................             9,929,426             778,222            (410,251)            367,971
Money Market Fund............................             2,065,190                  --                  --                  --

The aggregate cost of each Portfolio's investments was the same for book and federal income tax purposes at September 30, 1997.

NOTE 5 - SHAREHOLDER TRANSACTIONS:

Transactions in shares and dollars were as follows for the period May 9, 1997* through September 30, 1997:

                                                     Capital Preservation Portfolio                   Income Oriented Portfolio

                                                     Shares                Dollars                  Shares                Dollars
                                                    ---------             ----------               ---------            -----------
Shares sold................................             1,668             $   16,970                      25            $       261
Shares issued to shareholders in
 reinvestment of dividends.................                --                     --                      --                     --
Shares redeemed............................              (296)                (3,025)                     --                     --
                                                    ---------             ----------               ---------            -----------
Net increase...............................             1,372             $   13,945                      25            $       261
                                                    =========             ==========               =========            ===========

                                                      Growth And Income Portfolio                     Capital Growth Portfolio

                                                     Shares                Dollars                  Shares                Dollars
                                                    ---------             ----------               ---------            -----------
Shares sold................................             5,975             $   61,916                   9,422            $   100,065
Shares issued to shareholders in
 reinvestment of dividends.................                --                     --                      --                     --
Shares redeemed............................               (24)                  (263)                     --                     --
                                                    ---------             ----------               ---------            -----------
Net increase...............................             5,951             $   61,653                   9,422            $   100,065
                                                    =========             ==========               =========            ===========

                                                     Maximum Appreciation Portfolio                    High Quality Stock Fund

                                                     Shares                Dollars                  Shares                Dollars
                                                    ---------             ----------               ---------            -----------
Shares sold................................             7,869             $   84,524               1,014,079            $10,152,495
Shares issued to shareholders in
 reinvestment of dividends.................                --                     --                      --                     --
Shares redeemed............................               (40)                  (404)                 (7,614)               (83,904)
                                                    ---------             ----------               ---------            -----------
Net increase...............................             7,829             $   84,120               1,006,465            $10,068,591
                                                    =========             ==========               =========            ===========

                                                           Fixed Income Fund                          International Active Fund

                                                     Shares                Dollars                  Shares                Dollars
                                                    ---------             ----------               ---------            -----------
Shares sold................................           505,718             $5,058,397               1,003,724            $10,038,124
Shares issued to shareholders in
 reinvestment of dividends.................                --                     --                      --                     --
Shares redeemed............................              (157)                (1,617)                    (10)                  (107)
                                                    ---------             ----------               ---------            -----------
Net increase...............................           505,561             $5,056,780               1,003,714            $10,038,017
                                                    =========             ==========               =========            ===========

                                                        Money Market Fund

                                                     Shares                Dollars
                                                    ---------             ----------
Shares sold................................         2,060,124             $2,060,124
Shares issued to shareholders in
 reinvestment of dividends.................            40,113                 40,113
Shares redeemed............................           (43,423)               (43,423)
                                                    ---------             ----------
Net increase...............................         2,056,814             $2,056,814
                                                    =========             ==========

* Commencement of investment operations.

NOTE 6  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 1997, the outstanding forward exchange currency contracts, which contractually obligate the Trust to deliver currencies at a specified date, were as follows:

INTERNATIONAL ACTIVE FUND
-------------------------


                                                                     U.S. Dollar
                                                                       Cost on          U.S. Dollar            Unrealized
   Currency Purchased       Currency Sold          Settlement        Origination          Current             Appreciation/
                                                      Date              Date               Value             (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
         FIM                     USD              10/01/1997        $   87,453          $   87,655              $   202
         GBP                     USD              10/03/1997           554,680             558,599                3,919
         JPY                     USD              10/16/1997         1,002,339             999,500               (2,839)
                                                                    -------------------------------------------------------
                                                                    $1,644,472          $1,645,754              $ 1,282


Glossary of Terms
-----------------
FIM - Finnish Markka
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

                            PROVIDIAN SERIES TRUST
                             ____________________

                        TRUSTEES AND EXECUTIVE OFFICERS

      Thomas J. Hartlage, Trustee, Chief Executive Officer and President*
                            David L. Eager, Trustee
                       Jesse A. Holshouser III, Trustee
                         William T. Mills III, Trustee
                             Kirk Buese, Trustee *
                    Michael Ayers, Chief Financial Officer
                        Kimberly A. Scouller, Secretary
                            Steve Zeitz, Treasurer
                         Michael Herp, Vice President

                             * Interested Trustee
                             ____________________


                    Ernst & Young LLP, Independent Auditors
               Jorden Burt Berenson & Johnson LLP, Legal Counsel
            Providian Investment Advisors, Inc., Investment Advisor


--------------------------------------------------------------------------------
The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Trust and Separate Account prospectuses which contain important information concerning the Trust, the Company, and its current public offering of variable annuity contracts.
--------------------------------------------------------------------------------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements/3/

         Statement of Assets and Liabilities of Providian Series Trust as of September 30, 1997

     (b) Exhibits:

          (1) Agreement and Declaration of Trust/1/


          (2)  By-laws/1/


          (3)  Not Applicable

          (4)  Not Applicable

          (5)(a) Investment Advisory Agreement between Providian Series Trust and Providian Investment Advisors, Inc./3/

          (5)(b) Sub-Advisory Agreement between Providian Investment Advisors, Inc. and Atlanta Capital Management Company, LLC/3/

          (5)(c) Sub-Advisory Agreement between Providian Investment Advisors, Inc. and Blairlogie Capital Management/3/

          (5)(d) Sub-Advisory Agreement between Providian Investment Advisors, Inc. and Federated Investment Counseling /3/

          (6)  Not Applicable

          (7)  Not Applicable

          (8)  Custody Agreement/3/

          (9)  Administrative Agreement/3/

          (10) Opinion and Consent of Counsel as to the Legality of the Securities being Registered/2/

          (11)(a) Consent of Ernst & Young, L.L.P./2/

          (11)(b) Consent of Jorden Burt Berenson & Johnson LLP/2/

          (12) Not Applicable

          (13) Not Applicable

          (14) Not Applicable

          (15) Not Applicable

          (16) Not Applicable

          (17) Financial Data Schedule accompanying NSAR Filing as of
               9/30/97./3/

          (18) Not Applicable

____________________

     /1/ Previously filed with Registrant's Initial Registration Statement on
         Form N-1A on November 5, 1996.

     /2/ Previously filed with Registrant's Pre-Effective Amendment No. 2 on
         March 14, 1997.

     /3/ Filed with this amendment.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

     None.

ITEM 27.  INDEMNIFICATION.

     Reference is made to Articles II and V of the Agreement and Declaration of Trust filed herewith.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Certain of the officers and directors of the Registrant's investment adviser also serve as officers and/or directors for other subsidiaries of Providian Corporation. For additional information, please see Parts A and B.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser or the Custodian.

ITEM 31.  MANAGEMENT SERVICES.

     None.

ITEM 32.  UNDERTAKINGS.

     1. Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

     2. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THIS POST-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED ON BEHALF OF THE REGISTRANT IN THE CITY OF LOUISVILLE AND COMMONWEALTH OF KENTUCKY ON THE 31ST DAY OF OCTOBER, 1997.

                                    Providian Series Trust

                                    By: /s/ Thomas J. Hartlage
                                       ---------------------
                                       Thomas J. Hartlage
                                       President and Trustee

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES WITH THE REGISTRANT AND ON THE DATES INDICATED ON THIS 31ST DAY OF OCTOBER, 1997.

             SIGNATURE                           TITLE                    DATE
             ---------                           -----                    ----
      /s/ Thomas J. Hartlage         President and Trustee           October 31, 1997
      ----------------------
          Thomas J. Hartlage


      /s/ Michael G. Ayers           Chief Financial Officer         October 31, 1997
      --------------------
          Michael G. Ayers

                            PROVIDIAN SERIES TRUST

                               INDEX TO EXHIBITS


EXHIBIT 5(a)    INVESTMENT ADVISORY AGREEMENT BETWEEN
                PROVIDIAN SERIES TRUST AND PROVIDIAN
                INVESTMENT ADVISORS, INC.

EXHIBIT 5(b)    SUB-ADVISORY AGREEMENT BETWEEN PROVIDIAN
                INVESTMENT ADVISORS, INC. AND ATLANTA
                CAPITAL MANAGEMENT

EXHIBIT 5(c)    SUB-ADVISORY AGREEMENT BETWEEN PROVIDIAN
                INVESTMENT ADVISORS, INC. AND BLAIRLOGIE
                CAPITAL MANAGEMENT

EXHIBIT 5(d)    SUB-ADVISORY AGREEMENT BETWEEN PROVIDIAN
                INVESTMENT ADVISORS, INC. AND FEDERATED
                INVESTMENT COUNSELING

EXHIBIT 8       CUSTODY AGREEMENT

EXHIBIT 9       ADMINISTRATIVE AGREEMENT

Exhibit 17      FINANCIAL DATA SCHEDULE